Exhibit 99.17

Client Loan Number	Exception ID	Loan Status	Originator QM/ATR Status	TPR QM/ATR Status	Finding Group	Status	Moodys Final Exception Grade	Fitch Final Exception Grade	SP Final Exception Grade	Kroll Final Exception Grade	DBRS Final Exception Grade	Category	Finding Name	Initial Comment	Client/Seller Reponse Comments	Conclusion Comment	Compensating Factors Merged
300734980	a61728b9-4c37-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Employment Verification
A verbal verification of employment (VVOE) within 30 days of note date for the borrower's self employment as required per lender's guidelines was not provided in the loan file.  Additionally, the VVOE or WVOE for the borrower's previous employment to establish a two year employment history was also not provided in the loan file.
04/19/2018: VOE04/17/2018: Email re employment04/16/2018: Contract04/06/2018: VOE
04/19/2018: Audit reviewed PREVIOUS VOE, as well as Gap explanation letter, and has determined that said documentation was dated PRIOR to consummation. Documentation submitted is deemed acceptable. Appendix Q requirements have been met. Condition cleared.  04/17/2018: Audit reviewed the Lender Rebuttal, and has determine that the CURRENT employment has been verified. However, PREVIOUS employment is missing to validate a FULL TWO YEARS of employment history as required by Appendix Q. Appendix Q indicates that the creditor must verify the consumer’s employment for the most recent TWO FULL years, and must require the consumer to explain any gaps spanning one or more months, etc.  Further, the Appendix indicates that when analyzing a consumer’s employment, creditors must examine the consumer’s past employment record (i.e., previous job if less than two years at current position). The PREVIOUS employment VOE was required to be obtained prior to consummation, loan fails QM. QM does not allow post-closing reconciliation. Condition remains.04/16/2018: Audit reviewed contract for employment, and has determined that the PREVIOUS employment from XX/XX/XXXX through XX/XX/XXXX with XXX XXXXXX Services has NOT been provided post consummation to meets Appendix Q two year employment history. Condition remains.04/06/2018: Audit reviewed the lender rebuttal and has determined that verification for 2 year employment history is required to verify the borrower has no gaps > 30 days when they switched employers and if there were gaps, an explanation would be required. Missing previous Employment VOE to fulfilled Appendix Q two (2) year employment history verification. Documentation requirement of Appendix Q has not been met. Condition remains.

 Reserves are higher than guideline minimum UW Guides require 9  months reserves, loan qualified with 44.7 months reserves; CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 766

300734980	728848b1-3437-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing 4506-T	The lender's guidelines require an executed 4566-T for both personal and business. Executed 4506-T for the borrower's business not provided.	04/06/2018: 4506T business	04/06/2018: Audit reviewed executed 4506T for business, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 9  months reserves, loan qualified with 44.7 months reserves; CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 766

300734980	20bc2afc-3437-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Business Returns
Self-employed Borrower:  Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules.  Business returns were provided but were not signed.
04/17/2018: Tax Return04/16/2018: signed 1120
04/17/2018: Audit reviewed XXXX executed 1120S Business Returns, and has determined that the documentation was obtained PRIOR to consummation. Documentation submitted is deemed acceptable. Company was incorporated in XXXX, therefore no XXXX returns required. Loan meets QM requirements. Condition cleared.04/16/2018: Audit reviewed XXXX 1120S Returns, and has determined that said document was executed and dated AFTER the Note date. In order for the loan to be classified as QM, the Business Return was required to be obtained PRIOR to consummation (defined by the signing date). Also, MISSING the XXXX 1120S executed Returns. Loan fails QM. QM does not allow post-closing reconciliation.   Condition remains.

 Reserves are higher than guideline minimum UW Guides require 9  months reserves, loan qualified with 44.7 months reserves; CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 766

300734980	864bbc03-4b37-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Naming Convention in Origination Charges - Section A on C.D is not consistent
Classification of Section A fees using terminology of "Application Fees, Processing Fees and Underwriting Fees": Section1026.37(f)(1) makes reference to an example of the description of services which specifically provides examples of the description of services. DESCRIPTION OF CHARGES. Other than for points charged in connection with the transaction to reduce the interest rate, for which specific language must be used, the creditor may use a general label that uses terminology that, under § 1026.37(f)(5), is consistent with § 1026.17(a)(1), clearly and conspicuously describes the service that is disclosed as an origination charge pursuant to § 1026.37(f)(1). Items that are listed under the subheading “Origination Charges” may include, for example, application fee, origination fee, underwriting fee, processing fee, verification fee, and rate-lock fee. “Application Fees, Processing Fees and Underwriting Fees” do not provide the borrower with that information.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 9  months reserves, loan qualified with 44.7 months reserves; CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 766

300734980	473cd44a-4a37-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		04/04/2018: A CDA provided reflecting a value of $XXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 Reserves are higher than guideline minimum UW Guides require 9  months reserves, loan qualified with 44.7 months reserves; CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 80%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 766

300788695	479532c5-715f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	CDA Report not provided in file.		05/25/2018: A CDA provided reflecting a value of $XXXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300745822	384a734d-ec0b-49c0-85e9-6fd83faef61a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing the Affiliated Business Disclosure.		03/21/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies
300745822	41bdba65-7761-4251-9da6-3bc122cc5f40	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided. Please note that a letter of explanation to the borrower along with proof of delivery must also be issued-OR an attestation that The Flood Cert Fee is included in the origination of the loan.
03/21/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies
300736037	0516c984-4a29-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Condo Questionnaire	The Condo Questionnaire is missing from the loan file. Additional conditions may apply.	03/28/2018: Hi, please see attached. May we request this be escalated? I have also sent email to the conduit requesting this be reviewed. thank you03/26/2018: Hi, please see attached. thank you,
04/20/2018: Audit consulted with the Client, and has determined that the Certification of Eligibility for Condos and attached PUDS is sufficient evidence to verify the condo is warrantable according to XXXX for a Limited Review. Condition cleared.   03/28/2018: Exception is pending review from client.03/26/2018: Audit reviewed the Lender Rebuttal, and has determined that per Lender Guidelines - a limited review allowed for attached units (including 2-4 unit projects) in established condominium projects is required. Limited review requirements per XXXXXXXXXXXXX are required to be met and property is eligible for limited review based on XXXXXXXXXXXXXX requirements. Condition remains.

 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 28.90 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 784; Years in Field Borrower has 10 years in Field

300736037	0bce89e5-2829-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the appraisal, title or mortgage.	03/28/2018: hi, correct appraisal is attached here. thank you03/26/2018: Hi, please see attached. APN matches on all docs. thank you
03/28/2018: Audit reviewed corrected Appraisal, and has determined that said document APN now matches the Mortgage and Title documents. Documentation submitted is deemed acceptable. Condition cleared. 03/26/2018: Audit reviewed all documents with an APN, and has determined that the Appraisal reflects a parcel number of XXXX-XXX-XXX, whereas the Title and Mortgage reflect an A.P. number of XXXX-XXX-XXX.  The first 4 digits do not match (XXXX versus XXXX). Condition remains.

 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 28.90 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 784; Years in Field Borrower has 10 years in Field

300736037	62133800-4a29-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report and Flood Cert Fees were not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5). Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 28.90 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 784; Years in Field Borrower has 10 years in Field

300759891	653aab04-7c5b-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	The Lender guidelines require Non-Permanent Resident Alien to provide most recent 2 years personal tax returns. Most recent 2 years tax returns not provided for borrower.		05/25/2018: Received XXXX & XXXX tax returns. Condition cleared.
 Years on Job Borrower has 9.8 years on job; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with  17.90 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 783

300759891	d3a631b9-84cb-41a4-955a-9451a2fb4a02	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
Section B: A flood cert fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The flood cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided
Non-material per SFIG guidance, loan will be graded a B for all agencies
 Years on Job Borrower has 9.8 years on job; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with  17.90 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 783

300768460	91af8970-125d-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	B	B	B	Credit	Failure to obtain Hazard Insurance Declaration	A hazard insurance declaration for the subject property with an effective date on or prior to the note date was not provided.
Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 34.09%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 760; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 149 months reserves

300768460	8e2b4b8e-2f65-4947-9953-ae9ababb7d50	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 34.09%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 760; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 149 months reserves

300765013	f8584a1c-febb-4041-92ec-a16bfdfdda90	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300736036	34a7c6f5-b02c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report.  Guidelines require an industry standard fraud report be provided with the closed loan file along with any supporting document based on fraud report findings. Additional conditions may apply.
															03/28/2018: Attached please find the full XXXXX XXXXX report	03/28/2018: Audit reviewed Fraud tool provided PRIOR to closing. Audit reviewed and all red flags are cleared. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 27.60 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 795; Years on Job Borrower has 20 years on job

300736036	e7d3b9d8-9947-4c1c-bcd7-de1d799e662b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report fee in section B of the final Closing Disclosure was paid to the service provider as reimbursed and may be reimbursed if paid by the lender FBO. Provide corrected CD and LOE to the borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 27.60 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 795; Years on Job Borrower has 20 years on job

300746834	0d66479d-a136-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file. HELOC Closure Letter in file is not executed by the borrower.	04/10/2018: Attached please find the closing HELOC letter	04/10/2018: Audit reviewed executed Line of Credit Payoff Request Form, and has determined that the document requests the closure and lien release of said HELOC account. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 18.9 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.46%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793

300746834	38afadc9-b57b-4542-bd7e-efebdab68021	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and Fees exceed Qualified Mortgage threshold: Points and fees exceed maximum. $XXXXX.XX points and fees exceeds $XXXXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
04/20/2018: please see attached job aid that includes all pages04/16/2018: see job aid
04/20/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.04/16/2018: Audit reviewed the Lender Rebuttal, and has determined that evidence via Price adjusters and Broker Paid Compensation percentage were provided, HOWEVER MISSING evidence of Price Sheet to determine if points are Bona Fide. Condition remains.

 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 18.9 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.46%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793

300746834	b181835e-8c36-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report is missing from the file.		04/04/2018: A CDA provided reflecting a value of $XXXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 18.9 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.46%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 793

300731334	852cee24-a738-4ca7-aa28-bd6d9d7452d7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The  Final LE reflects a lender credit in the amount of $XXXXX  The lender credit decreased to $ XXXXX.XX on the Final CD dated  with no indication of a valid COC to account for the $XXXX.XX decrease in the credit.  Provide re-disclosed CD and letter of explanation.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 11.50 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 708; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.54%

300736348	87469559-fc25-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report.  Guidelines require an industry standard fraud report be provided with the closed loan file along with any supporting document based on fraud report findings. Additional conditions may apply.
03/15/2018: Lender provided a copy of the third-party fraud report. No outstanding issues noted. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.26%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 753; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 43.40 months reserves

300736348	710d5a3a-ff25-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report Fee  should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.26%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 753; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 43.40 months reserves

300736348	15f21c79-e326-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
The Appraisal Report fee in section B of the final Closing Disclosure was paid to the service provider as reimbursed and may be reimbursed if paid by the lender FBO. Provide corrected CD and LOE to the borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.26%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 753; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 43.40 months reserves

300736348	54346317-dc26-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		03/14/2018: A CDA provided reflecting a value of $XXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.26%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 753; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 43.40 months reserves

300746038	7d816489-a72e-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain 3rd party verification of employment
For self-employed borrowers, verification of the borrower’s business must be obtained within XX calendar days prior to the note date via the following: a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau.  Third party verification of employment was not provided for Business C & D on Schedule E Part II of XXXX tax return.
03/28/2018: Business C does not need to be verified as we are not using any income from that company. Attached please find the necessary documentation for Business D.
03/28/2018: Audit reviewed the Lender Rebuttal, as well as documentation, and has determined that Business C was NOT used to qualify and reflects positive income, therefore no verification of business is required. The copy of the Business License for Business D was submitted and dated within XX calendar days from the Note. Condition cleared.

 FICO is higher than guideline minimum UW guidelines require FICO of 720, loan qualifies with 771 FICO score. ; Reserves are higher than guideline minimum UW guidelines require 6 months reserve , loan qualified with 61  months reserves. ; No Mortgage Lates UW Guidelines requires 0x30 in the most recent 24 months reporting, the loan qualfies with 99 months reporting on the credit report.

300746038	c6c53410-1d2e-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	B	B	B	Credit	Missing hazard insurance declaration
The hazard insurance effective date is after consummation date but before the Disbursement date. Any liability or issued that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient,
This finding is deemed not material. Loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW guidelines require FICO of 720, loan qualifies with 771 FICO score. ; Reserves are higher than guideline minimum UW guidelines require 6 months reserve , loan qualified with 61  months reserves. ; No Mortgage Lates UW Guidelines requires 0x30 in the most recent 24 months reporting, the loan qualfies with 99 months reporting on the credit report.

300746038	50a10c66-1a2e-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
															03/28/2018: Attached please find the full XXXXXXXXXX report.	03/28/2018: Audit reviewed Fraud tool provided PRIOR to closing. Audit reviewed and all red flags are cleared. Condition cleared.
 FICO is higher than guideline minimum UW guidelines require FICO of 720, loan qualifies with 771 FICO score. ; Reserves are higher than guideline minimum UW guidelines require 6 months reserve , loan qualified with 61  months reserves. ; No Mortgage Lates UW Guidelines requires 0x30 in the most recent 24 months reporting, the loan qualfies with 99 months reporting on the credit report.

300745804	4d3177eb-6f37-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing HUD from sale of other property owned	Final CD from departing residence on the final application was not signed by the borrower.	04/17/2018: Please see the attached signed sale CD	04/17/2018: Audit reviewed executed CD for departure residence, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.98%; FICO is higher than guideline minimum UW guides require FICO of 720, loan qualified with FICO of 805; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 38.60 months reserves

300745804	665fc9b1-6e37-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing copy of third party appraisal valuation tool.		04/04/2018: A CDA provided reflecting a value of $XXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.98%; FICO is higher than guideline minimum UW guides require FICO of 720, loan qualified with FICO of 805; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 38.60 months reserves

300761697	4b728e32-7558-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Quit Claim/Warranty/Grant Deed	Missing a Conveyance Deed removing the Borrower's ex spouse and a Conveyance Deed adding the new co-borrower.	05/22/2018: Please see attached quit claim deed. Please clear the condition.	05/22/2018: Audit reviewed BOTH executed and recorded XXXXXXXXX Deeds, and has determined that documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  16.70 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report  verifies 68 months payment history with no late payments reported

300761697	82d96188-770b-42ee-a2da-fa9f259e1b4d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $X.XX for the HOA vs. the actual amount of $XX.XX.  (IN ESCROW)  Provide corrected CD, letter of explanation, proof of delivery and re-open rescission.

05/29/2018: Lender stated special assessment is $XX per year which calculates to $X.XX per month and provided a corrected Post Close CD dated XX/XX/XXXX, LOE and proof of delivery. Loan will be graded a B for all agencies.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  16.70 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report  verifies 68 months payment history with no late payments reported

300749476	e6992f9d-7137-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXXXXX.  The loan amount is $XXXXXX which leaves a shortage of hazard insurance coverage for  $XXXXX . A cost estimator from the insurer was not provided.

04/13/2018: Investor had agreed to follow our guidelines for this which are: The value, as established by the property insurer means that the insurer (insurance company) insures the property for the insurable value so the coverage on the policy is the insurable value.
04/13/2018: Audit reviewed the Lender Rebuttal, and has determined that the hazard insurance coverage meets XXXX requirements for the loan program. Condition rescinded.
 FICO is higher than guideline minimum UW guides require a FICO score of 720, loan qualified with a FICO score of 720.; Reserves are higher than guideline minimum UW guides required 6 months reserves, loan qualified with 11.30 months reserves.; Years Self Employed 13.75 years self-employed.

300749476	e64c9476-7137-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report is not provided.		04/06/2018: A CDA provided reflecting a value of $XXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW guides require a FICO score of 720, loan qualified with a FICO score of 720.; Reserves are higher than guideline minimum UW guides required 6 months reserves, loan qualified with 11.30 months reserves.; Years Self Employed 13.75 years self-employed.

300749402	ef4bc2df-f63c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing review appraisal.		04/13/2018: A CDA provided reflecting a value of $XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300749563	a492712d-7d43-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		04/20/2018: A CDA provided reflecting a value of $XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.52%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 758; Years on Job Borrower has 15 years on job

300750291	7c519be0-7449-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		04/27/2018: A CDA provided reflecting a value of $XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 Reserves are higher than guideline minimum UW Guides did not require  reserves, loan qualified with  9.8 months reserves; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report  verifies 84 months payment history with no late payments reported; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 760

300751641	642f7218-4456-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX.XXX.XX  The loan amount is  $XXX.XXX.XX which leaves a shortage of hazard insurance coverage for $XX.XXXXX . A cost estimator from the insurer was not provided.
05/29/2018: Received evidence of replacement cost. Hazard insurance coverage is sufficient. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 64.90 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.02%

300751641	879396a3-f6d1-4efb-9d35-9886358f8cbd	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Total Interest Percentage (TIP) is not accurate.	The Final CD dated reflects Total Interest Percentage (TIP) of 82.740% vs. actual TIP of 82.764% with a difference of -0.024% under-disclosed. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 64.90 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 781; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 42.02%

300761362	dfd1b6f2-b153-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to Obtain Second Lien Note	Second lien Note not provided.	05/17/2018: Please see the attached Note/HELOC Agreement.	05/17/2018: Audit reviewed the executed HELOC Agreement, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum :  UW Guides maximum DTI of 43%, loan qualified with DTI of 30.63%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 744; Years Self Employed Borrower has 7 years Self Employed

300761362	358e7ab8-b153-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing W-2	Lender's guidelines require 2 years' W-2. Two years' W-2 not provided, missing XXXX W-2 from both S Corporations.	05/17/2018: This is a XX loan, not a XXXXX loan. We are not using W2 income to qualify. Please rescind this condition.
05/17/2018: Audit concurs with the Lender, and has determined that 2 years W2 are not required for loan program. Executed Business and Personal Returns, as well as K1's, P&L and Balance Sheets were provided for income.  Condition rescinded.

 DTI is lower than guideline maximum :  UW Guides maximum DTI of 43%, loan qualified with DTI of 30.63%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 744; Years Self Employed Borrower has 7 years Self Employed

300761362	754aabf4-9353-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	05/17/2018: The legal description on the Appraisal is matching the Title Commitment and Tax Bill provided. Please rescind this condition.
05/17/2018: Audit verified with County Tax Collector, and has determined that the Appraisal reflect the GEO number, whereas as the Title and Mortgage reflect the Folio number. All number's are identified as the subject property. Condition cleared.

 DTI is lower than guideline maximum :  UW Guides maximum DTI of 43%, loan qualified with DTI of 30.63%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 744; Years Self Employed Borrower has 7 years Self Employed

300761362	d532f68e-b153-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report is missing from the loan file		5/11/2018: A CDA provided reflecting a value of $X,XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum :  UW Guides maximum DTI of 43%, loan qualified with DTI of 30.63%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 744; Years Self Employed Borrower has 7 years Self Employed

300765828	cf3b4a56-ed5c-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file		05/22/2018: A CDA provided reflecting a value of $XXX,XXX.XX which is a XX% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.85%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 781; Reserves are higher than guideline minimum GL/AUS did not require reserves, loan qualified with 65 months of reserves

300754697	602f734b-3a05-42df-8e66-df71abe22c15	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as  $XXXX.XX a month vs. the calculated value of  $XXX.XX a month. The lender used the incorrect amount of  $XXX.XX for the hazard insurance vs. the actual amount of  $XX.XX  (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.
The finding is deemed non-material and rated a B.
300754697	2f763e94-7749-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	The CDA is missing from the loan file.		04/27/2018: A CDA provided reflecting a value of $XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300759895	ca201b35-fa4d-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Trust Documentation	Borrower is taking title in a Trust. Trust documentation not provided.
05/08/2018:  Please rescind this. The loan did not close in a trust and the grant deed shows it being transferred to the borrower. This was included in the original package but I am attaching it for your convenience.
05/08/2018: Audit reviewed Lender's rebuttal and agrees. Grant deed in file. Loan did not close in a trust. Condition rescinded.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 808; DTI is lower than guideline maximum UW Guides maximum DTI of 70%, loan qualified with DTI of 42.27%; CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 48.51%

300759895	534134ab-614d-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file		05/25/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 808; DTI is lower than guideline maximum UW Guides maximum DTI of 70%, loan qualified with DTI of 42.27%; CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 48.51%

300792143	8e28ecc0-8c5e-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file. The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum AUS didnot require reserves, loan qualified with 1.6 months reserves; Disposable Income is higher than guideline minimum AUS did not require disposable income, loan qualified with $XX,XXX.XX in disposable income; Years in Field Borrower has 16 years in field

300759879	f0dde583-1347-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation
The AUS requires evidence of the installment debt paid at closing and the Borrower's previous primary mortgages and the loan file is missing an updated credit supplement or proof these were paid off at or prior to closing.  The file contains an Estimated CD for the Borrower's previous primary house however; a final CD is needed in the loan file.
04/26/2018: Attached please find the final settlement statement.
04/26/2018: Audit reviewed executed Master Settlement Statement for the previous residence, and has determined that said document is sufficient evidence to verify payoff of the installment debt. Documentation submitted is deemed acceptable. Condition cleared.

 FICO is higher than guideline minimum Borrower has 5 years Self Employed; Years in Primary Residence Borrower has resided in subject for 3 years; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 781

300759879	07a80ca2-1147-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain gift documentation
The AUS require a signed gift letter and date the transfer of funds to the borrow or title company.  Borrower received gift funds to pay off debt in the amount of  $XX,XXX  Evidence of transfer of funds not provided as per AUS requirements.
															04/26/2018: Please rescind this condition. Please see the attached letter from the bank showing the funds were transferred that was in the original file sent.	04/26/2018: Audit re-analyzed the loan file, and has determined that evidence for gift fund transfer of $XX,XXX was located on page 89 within the original loan file. Condition rescinded.
 FICO is higher than guideline minimum Borrower has 5 years Self Employed; Years in Primary Residence Borrower has resided in subject for 3 years; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 781

300755104	cfebcd84-c559-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Condo Questionnaire	The Condo Questionnaire is missing from the loan file. Additional conditions may apply.	05/29/2018: Please see attached response
05/29/2018: Audit reviewed the Lender e-mail with regards to limited review, and has determined that said document is acceptable to confirm project it is warrantable under XXXX guides per lender statement. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 803; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.87%; Years in Field Borrower has 7 years in Field

300755104	5943a275-f159-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	General Compliance Exception	The LE dated XX/XX/XXXX reflects Estimated Cash to Close of $XXX.XXX vs. the final CD reflects Estimated Cash to Close of $X. Provided corrected CD and LOE to the borrower.		A Post Close CD reflected the correct Estimated CTC and LOE to the borrower. The loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 803; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.87%; Years in Field Borrower has 7 years in Field

300755104	cfd23c4d-c559-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		05/18/2018: A CDA provided reflecting a value of $XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 803; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.87%; Years in Field Borrower has 7 years in Field

300756108	85e37f1a-5458-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		05/17/2018: A CDA provided reflecting a value of $XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 Reserves are higher than guideline minimum UW Guides did not require reserves, loan qualified with  30.60 months reserves; Years on Job Borrower has 13 years on job; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 767

300756658	5b678237-0159-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Revised LE/CD not provided within 3 days of changed circumstance	The LE/CD reflecting a Change of Circumstance on XX/XX/XXXX is missing, the borrower was not in receipt of re-disclosed LE/CD 3 days from the change.	05/22/2018: No revised LE/CD is needed when the appraised value has increased. Please rescind the condition. Thank you .
05/22/2018: Audit concurs with the Lender Rebuttal, and has determined that per TILA 1026. 19(e)(3)(iv), only have to re-disclose LE/CD if tolerances fall outside of guides. LE/CD not required for Appraisal value increase with no negative affect on the loan. Fees remained the same. Condition rescinded.Outside of Scope per SFIG

 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; VOR/VOM/credit report (whichever is applicable) verifies 62 months payment history with no late payments reported; Years Self Employed Borrower has 29 years self employed; Reserves are higher than guideline minimum UW Guides did not require reserves, loan qualified with 3.2 months reserves

300756658	bb206abd-0159-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		05/17/2018: A CDA provided reflecting a value of $XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; VOR/VOM/credit report (whichever is applicable) verifies 62 months payment history with no late payments reported; Years Self Employed Borrower has 29 years self employed; Reserves are higher than guideline minimum UW Guides did not require reserves, loan qualified with 3.2 months reserves

300761591	913298ee-e15a-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Insufficient asset documentation in file - assets do not cover closing costs
Verified assets of  $XX,XXX.XX less cash to close  $XX,XXX.XX + EMD  $XX,XXX.XX results in $XX,XXX.XX shortage of funds to close. Final 1003 account #1 reflects  $XX,XXX.XX balance, however, this account had an unexplained large deposit of  $XX,XXX.XX on X/XX/XXXX. Final 1003 account #2 reflects  $XX,XXX.XX,however, statement in file is dated XX/XX/XXXX.

05/30/2018:  Received X/XX/XX statement for account #2.  Audit located verification of down payment in the original loan file. Large deposit in account #1 is direct deposit from employer. Sufficient cash to close & reserves are verified. Condition cleared.

 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 31 months payment history with no late payments reported; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 732; Years in Field Borrower has 19 years in Field

300761591	90968f47-e25a-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Assets are not sourced/seasoned	The statement for account #1 on final application reflects a deposit of $XX,XXX.XX on XX/XX/XXXX There is no evidence in the file documenting the source of the deposit.		05/30/2018: Audit reviewed original loan file and large deposit in account #1 is direct deposit from employer. Condition rescinded.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 31 months payment history with no late payments reported; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 732; Years in Field Borrower has 19 years in Field

300761591	5053bed8-e15a-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to Obtain Second Lien Note	Second lien Note not provided.		05/30/2018: Received second lien note. Condition cleared.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 31 months payment history with no late payments reported; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 732; Years in Field Borrower has 19 years in Field

300761591	2554936d-7e5b-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing asset documentation
AUS requires all credit documents to be no more than four months old from the note date.  The statement for account #2 on final application is dated  XX/XX/XXXX  The loan file is missing the most recent statement dated within 4 months from note date.
05/30/2018: Received X/XX/XX statement for account #2. Condition cleared.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 31 months payment history with no late payments reported; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 732; Years in Field Borrower has 19 years in Field

300761591	91b1b066-e15a-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		05/22/2018: A CDA provided reflecting a value of $XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 31 months payment history with no late payments reported; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 732; Years in Field Borrower has 19 years in Field

300765871	c6b4fed3-3b59-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain 2nd lien note	Second lien Note not provided.	05/21/2018: Please see the attached.	05/21/2018: Audit reviewed a copy of the Second Lien Note, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 60%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 767; Years on Job Borrower has 10.75 years self employed

300765871	c33e6967-2b59-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	B	B	B	Credit	Failure to Obtain Hazard Insurance Declaration
The Hazard Insurance effective date is after the Note date but before the Disbursement date. Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient.
Finding deemed non-material, loan will be graded a B for all agencies
 LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 60%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 767; Years on Job Borrower has 10.75 years self employed

300765871	bb3bcf99-2c59-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		05/17/2018: A CDA provided reflecting a value of $X,XXX,XXX.XX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 60%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 767; Years on Job Borrower has 10.75 years self employed

300760488	92c98e58-be53-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
The LE dated  XX/XX/XXXX reflects Section C and Section E recording fees of  $XXXX.XX at 10% with no resulting COC for any subsequent disclosures. The Final CD reflects Section C and Section E recording fees of  $XXXX.XX resulting in a $XX.XX refund due for cure for increase in excess of the 10% tolerance.

05/17/2018: As the borrower chose a title service provider that was not listed on the SPL, the title fees were not subject to tolerance. A tolerance credit of $XX.XX was given on the final CD for the increase in recording fees. Please rescind the condition

05/17/2018: Audit concurs with the Lender Rebuttal, and has determined that borrower chose title service provider per WSPL, therefore the recording fee on LE is $XXX 10% equals $XXX plus $XX tolerance fee refund reflected on the final CD for a total of $XXX. Condition rescinded.

 Reserves are higher than guideline minimum UW Guides require #0 months Subject reserves, loan qualified with #445 months excess reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 779; No Mortgage Lates No Mortgage Lates in #66 months reviewed

300760488	fc06660f-be53-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file; CDA in file provided by the lender		5/14/2018: A CDA provided reflecting a value of $XX.XX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 Reserves are higher than guideline minimum UW Guides require #0 months Subject reserves, loan qualified with #445 months excess reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 779; No Mortgage Lates No Mortgage Lates in #66 months reviewed

300781331	6c7c428a-b654-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided		5/14/2018: A CDA provided reflecting a value of $XXX,XXXwhich is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 Reserves are higher than guideline minimum DU requires zero month reserves, Loan quailified with 9.30 months reserves; Years on Job Borrower has 7.67 yaers on job; Years in Primary Residence Borrower has resided in primary residence for 28 years and owns free and clear

300765420	13c571f4-ba49-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain 3rd party verification of employment
Missing verbal verification of employment for Schedule-C self-employed borrower income; Per lender guidelines a VVOE form signed by processor for third party verification of business by CPA, professional organization, or regulatory agency is required. If CPA did not file returns a verification that no License is required to Operate is required or copies of contracts, invoices, reference letters, are required as proof of activity.
															05/04/2018: Business income from the borrower’s Schedule C is not being used to qualify, therefore a VOB is not required. We are only hitting the borrower with a loss. Please rescind this condition.	05/04/2018: Audit reviewed the lender rebuttal and has determined that a VOE for businesses where income was not used to qualify including negative income is not required. Condition rescinded.
 Reserves are higher than guideline minimum UW Guides require #6 months Subject reserves, loan qualified with #20 months excess reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 775; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.07%

300765420	93066ef9-bb49-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXXXXX. The loan amount is $XXXXXX which leaves a shortage of hazard insurance coverage for $XXXXX. A cost estimator from the insurer was not provided.
05/22/2018: please see attached
05/22/2018: Audit reviewed the documentation submitted, a statement from the insurance carrier does confirms the coverage amount is at least equal to 100% of the estimated replacement cost of the home. Hazard Insurance declaration page reflects Replacement and Extended Replacement costs. Coverage is sufficient. Condition cleared.

 Reserves are higher than guideline minimum UW Guides require #6 months Subject reserves, loan qualified with #20 months excess reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 775; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.07%

300765420	73ae25ab-bb49-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	B	B	B	Credit	Failure to Obtain Hazard Insurance Declaration	The Hazard Insurance effective date is after consummation date.
The Hazard Insurance effective date is after consummation date but before the Disbursement date. Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient.

 Reserves are higher than guideline minimum UW Guides require #6 months Subject reserves, loan qualified with #20 months excess reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 775; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.07%

300765420	1301e239-ba49-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		05/01/2018: A CDA provided reflecting a value of $XXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 Reserves are higher than guideline minimum UW Guides require #6 months Subject reserves, loan qualified with #20 months excess reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 775; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.07%

300761610	cf864210-4459-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain 3rd party verification of employment	Missing verbal verification of employment for self-employed borrower business #3 per final 1003 within 30 days of note date; Per lender guidelines
05/21/2018: The borrower is self-employed. We have a VOB on file dated XX/XX/XXXX which is good for 120 days. A VVOE is not required for self-employed borrowers. This is a XXXXXXXXXXX loan which is underwritten to XXXX guidelines with the exception of the overlays provided, not Appendix Q. Please rescind this condition.

05/21/2018: Audit reviewed the Lender Rebuttal, as well as re-analyzed all income documents, and has determined that the loan program must abide by XXXX AND APPENDIX Q requirements. However, business #3 listed on Schedule E-II (C) was verified with business license to meet third party verification and P&L statement as evidence of no 30 day gap dated within 30 days of consummation. Two years of executed 1040's and 1120S were provided, along with YTD P&L and Balance Sheets. Loan meets Appendix Q. Condition rescinded.

 LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 50.71%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 744; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.66%

300761610	5aa515cc-4359-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance	Missing evidence of taxes on REO #2 per final 1003.	05/21/2018: Please refer to the mortgage statement that was provided with the initial loan delivery docs for REO #2 which confirms that taxes and insurance are escrowed. Please rescind this condition.
05/21/2018: Audit reviewed evidence of taxes for REO #2, and has determined that sufficient documentation was submitted to verify taxes and insurance were escrowed on Mortgage Statement. Condition cleared.

 LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 50.71%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 744; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.66%

300761610	67bf3cbf-5859-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The Transfer Tax Fee in section E of the final Closing Disclosure reflects an incorrect name of the government entity.  Please provide a corrected closing disclosure along with letter of explanation to the borrower.
Lender cured on post-close CD; Non-material per SFIG guidance, loan will be graded a B for all agencies
 LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 50.71%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 744; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.66%

300761610	ab0842be-4359-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file; CDA in file provided by the lender		05/17/2018: A CDA provided reflecting a value of $XXXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 50.71%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 744; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.66%

300761655	e803eefe-e64e-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Condo Questionnaire	Please provide a copy of the condominium questionnaire for the subject property. Additional conditions may apply.		05/14/2018: Received evidence of condo project approval. Condition cleared.
 Years in Field Borrower has 15 years in field.  ; Reserves are higher than guideline minimum Borrower has 22 months reserves.  ; DTI is lower than guideline maximum Maximum DTI of 43.00%, loan qualified with DTI of 39.11%.

300761655	68f1b68e-e44e-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Verification of Rent	Verification of 24 month rental history was not provided in loan file. Additional conditions may apply.	This is a XXXXXXXXXX XX loan, not a XXXXX loan. 24 months of housing payment history is not required. Please rescind this condition.	05/14/2018: Audit reviewed Lender's rebuttal and agrees. 24-month rental history is not required. Condition rescinded.
 Years in Field Borrower has 15 years in field.  ; Reserves are higher than guideline minimum Borrower has 22 months reserves.  ; DTI is lower than guideline maximum Maximum DTI of 43.00%, loan qualified with DTI of 39.11%.

300761655	1a3285f8-ca4e-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		5/09/2018: A CDA provided reflecting a value of $XXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 Years in Field Borrower has 15 years in field.  ; Reserves are higher than guideline minimum Borrower has 22 months reserves.  ; DTI is lower than guideline maximum Maximum DTI of 43.00%, loan qualified with DTI of 39.11%.

300770281	4baf24df-ea97-4105-9663-2cc6a016ec53	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold	$XXXXX.XX > $XXXXX.XX maximum Points and fees allowed by XXXXXXXXXX, lender did not include he discount fee in calculations.	05/11/2018: Please see attachment
05/11/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 744; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 19.80 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.20%

300786038	01a2ceb0-5f92-4601-a50c-165c1a009545	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
Points and fees exceed maximum. $XXXXX.XX points and fees exceeds $XXXXX.XX threshold. When discount points are involved the lender can try to prove they are bona fide. To verify bona fide discount points, we will need the rate sheet or some form of proof that can show that verifies the amount they paid in points directly led to a discount in rate. Up to two bona fide discount points paid by the consumer if the rate does not exceed APOR by more than one percentage point or up to one point if the rate does not exceed APOR by more than two percentage points.
05/18/2018: Please see attached job aid
05/18/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

 Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with 31.30 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.78%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 783

300761677	4332be04-505f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error	The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Loan Estimate figures were not disclosed. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300761677	f0aaf4ae-655f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The final CD reflects the payee as "Construction Loan" versus the actual creditor's name in the Payoffs and Payments section. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300762218	2b3e1fbb-9057-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	B	B	B	Credit	Failure to obtain Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.	05/29/2018: Please see the attached signed HELOC Closure Letter.
05/29/2018: Audit reviewed evidence of HELOC closure, and has determined that said document is e-signed with general closure verbiage. Page three (3) contains the State specific language which was not signed, however there seems to be no regulatory issues. Loan will be rated a B.

 Years on Job Borrower has 9 years on job; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 70%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16.90 months reserves

300762218	cccbf81c-b9b7-4d22-96f8-ed48d9360079	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 Years on Job Borrower has 9 years on job; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 70%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16.90 months reserves

300762218	0bde78fc-9157-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The initial CD issued on XX/XX/XXXX is missing from the loan file. The tracking disclosure in the loan file reflects this CD was sent and E Consented on XX/XX/XXXX by the borrowers.		05/16/2018: Received initial closing disclosure. Condition cleared.
 Years on Job Borrower has 9 years on job; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 70%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 16.90 months reserves

300763827	e0196225-225d-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Business Returns
Per Appendix Q, Self-employed consumers must provide the following information:  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules.  Signed business returns not provided.
05/24/2018: Audit reviewed Business documentation, and has determined that the business cited is a disregarded entity, therefore no business returns are required. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.99%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 791; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  69.80 months reserves

300765416	223dd226-624e-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	CDA was not provided		5/15/2018: A CDA provided reflecting a value of $XXXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300770099	e841c824-905f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 770; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 51.28%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 24.96%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with  20.30 months reserves

300765865	a97ef1e2-6955-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to Obtain Second Lien Note	Second lien Note not provided.	05/23/2018: See attached second lien note	05/23/2018: Audit reviewed the executed HELOC, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 800; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2.50 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.83%

300765865	e9f86062-1c9a-4aa0-832a-e62ecc5f7c9a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold	$XXXXX.XX > $XXXXX.XX, a difference of $XXXXX.XX points and fees allowed for Qualified Mortgage.	05/18/2018: Please see attached job aid
05/18/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 800; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2.50 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.83%

300765865	83228450-2f65-42ea-93a9-e4ca47599418	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The Title – Endorsement Fee, Title – Premium For Lender’s Coverage, Title – Settlement or Closing Fee and Title – Transaction Fee are reflected in section C of the final Closing Disclosure.  The borrower selected a service provider listed on the WLSP for the Title – Endorsement Fee, Title – Premium For Lender’s Coverage, Title – Settlement or Closing Fee and Title – Transaction Fee.  The Title – Endorsement Fee, Title – Premium For Lender’s Coverage, Title – Settlement or Closing Fee and Title – Transaction Fee should be listed in section B of the CD.  Provide corrected CD and LOE to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 800; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2.50 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.83%

300765865	8b011a76-9757-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Closing Disclosure document error
The Recording Fee for Deed/ Mortgage was not disclosed in Section E of the final Closing Disclosure.   Recording fees belong in section E. Taxes and Other Government Fees.  Provide corrected CD and LOE to the Borrower.

05/16/2018: Invalid Finding. In the state of XX, you can record the mortgage electronically at no cost to the borrower. So it’s acceptable for the final CD to not reflect a recording fee. Non-material per SFIG guidance, loan will be graded a B for all agencies.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 800; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 2.50 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 20.83%

300766152	12811c5f-ac58-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance	Missing evidence of departure home taxes and insurance as per AUS requirement line #32		05/29/2018: Lender provided evidence of P&I, taxes and insurance for departing residence. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 15.26%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 804; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 50.33%

300766152	b22ad5c6-ab58-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file; CDA in file provided by the lender		05/17/2018: A CDA provided reflecting a value of $XXXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 15.26%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 804; LTV is lower than guideline maximum UW Guides require 80% LTV, loan qualified with LTV of 50.33%

300770280	7d4c5e83-8fdc-42b0-aae4-560a43093bed	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXXX.XX a month vs. the calculated value of $XXXX.XX a month. The lender used the incorrect amount of $X.XX for the HOA vs. the actual amount of $XXX.XX.  Provide re-disclosed CD and letter of explanation.
05/22/2018: This finding is not material. Loan will be graded a B for all agencies.
300770235	a3832777-5f4e-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	LTV exceeds guidelines	Lender guidelines requires a maximum LTV of 80.00% however the approved/current LTV of the subject is 89.41%.	05/14/2018: This is a XX loan. The max LTV on a purchase transaction is 90%. Please rescind this condition.	05/14/2018: Audit concurs with the Lender Rebuttal, and has determined that the loan program maximum LTV is 90%. Condition rescinded.
 Years on Job Borrower has 23 years on job; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.92%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 740

300770235	220b9a91-614e-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		5/09/2018: A CDA provided reflecting a value of $XXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 Years on Job Borrower has 23 years on job; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.92%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 740

300768484	5101f1d3-cf5e-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file.		05/25/2018: A CDA provided reflecting a value of $XXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300786088	8ba33020-56d3-451c-bd6f-4782e381dab9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Credit Report in section B of the final Closing Disclosure is paid to the service provider as a reimbursement and may be reimburse if paid by the lender FBO.  Provide corrected CD and LOE to the borrower.
05/17/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies.
300786088	b861aa54-135a-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		05/18/2018: A CDA provided reflecting a value of $XXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300770234	376fb967-2d5d-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee was not reflected in section B of the final Closing Disclosure despite evidence of a credit report in the file.  The Credit Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
A Post Close CD was provided in the file reflecting the Credit Report Fee. Non-material per SFIG guidance, loan will be graded a B for all agencies.
300770014	0841c70f-5c5f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Review Appraisal Missing		05/25/2018: A CDA provided reflecting a value of $XXXXXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300771693	2cf588df-685f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	B	B	B	Credit	Failure to Obtain Hazard Insurance Declaration
The Hazard Insurance effective date is after the Note date but before the Disbursement date. Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient.
This finding is deemed not material. Loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 690; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 15.70 months reserves; Years in Field Borrower has 17 years in Field

300771693	df22a96d-475f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		05/25/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 690; Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 15.70 months reserves; Years in Field Borrower has 17 years in Field

300771651	b59f7cda-a25e-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
File is missing a third party fraud report. Guidelines require an industry standard fraud report be provided with the closed loan file along with any supporting document based on fraud report findings. Additional conditions may apply.
05/25/2018: Invalid Finding. XXXXXXXXXX was located on page 971. Condition rescinded.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 52 months payment history with no late payments reported.; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 753; DTI is lower than guideline maximum UW Guides maximum DTI of 43.00%, loan qualified with DTI of 25.62%

300771650	97f7d1c9-ec5c-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		05/22/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300771692	c2bbda27-c25e-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file.		05/25/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300785021	a14b3738-385a-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report fee was not reflected in section B of the Closing Disclosure despite evidence of a Credit Report in the file. The Credit Report Fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require #9 months Subject reserves, loan qualified with #16 months excess reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.15%

300786080	1542e7dc-975f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing AUS results	Missing AUS results. Additional conditions may apply.	This is a XXXXXX loan. There are no AUS Findings. Please rescind this condition.	05/30/2018: Audit reviewed Lender's rebuttal and agrees. Program is not high balance program. AUS is not required. Condition rescinded.
 Years in Field Borrower has 14 years in the field.; Years on Job Co-Borrower has 8 years on the job.; Reserves are higher than guideline minimum Underwriting Guidelines require 0 months reserves, loan qualified with 119.60 months reserves.

300786631	1e4ebfe5-0559-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300786631	fc413f37-0659-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The Funding CD is missing from the loan file. No Cure - Missing document not provided.		05/23/2018: Received final closing disclosure. Condition cleared.
300743780	7b58f6f2-bf48-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.	05/17/2018: Please see attached fully executed HELOC closure letter reflecting HELOC was frozen and closed. Please clear the condition	05/17/2018: Audit reviewed executed Line of Credit Payoff Request Form, and has determined that the document requests the closure and lien release of said HELOC account. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 49.05%; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  19.80 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 772

300743780	d32dc4de-bf48-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of insurance for property #2 on the final application not provided.	05/01/2018: The HOI Policy was sent with the initial loan delivery docs. Please rescind this condition.
05/08/2018: Audit reviewed property #2 supporting documents, and has determined that 2 years Schedule E's were provided, as well as HOI declarations page. QM requirements met. Condition cleared. 05/04/18: Unable to determine the monthly hazard insurance premium for property #2 on the final application as required by QM. Condition maintained. 05/01/2018: Audit reviewed the Hazard Insurance Declaration page, and has determined that the premium amount is missing from said document. Condition remains.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 49.05%; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  19.80 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 772

300743780	d2f883bd-bf48-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 49.05%; Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  19.80 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 772

300756657	a52ef8d0-c144-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure for the lender. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		Non-material per SFIG guidance, loan will be graded a B for all agencies
300749470	b8f0a2d0-0713-4d56-869e-790445aadfbe	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Finding deemed non material and will be graded a B for all agencies.
300749470	8c64d2c9-8941-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		04/17/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300751338	8b980deb-7d5d-4749-8c8a-ff1021cdb1d0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. The initial Closing Disclosure is dated XX/XX/XXXX. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure.
04/23/2018: Received initial, executed CD. Timing requirement met. Condition cleared.
300751338	005486aa-3643-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Loan Estimate / LE Not in File	The Revised LE to correspond with the COC Form dated XX/XX/XXXX is missing from the loan file.		04/23/2018: Revised LE for increase in appraised value not required. Condition rescinded.
300751338	16b32a69-3643-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		04/20/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300761342	f25a017d-d348-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation	Missing requested documentation regarding undisclosed property item # 3 on Fraud Report under variance findings and comments section. Additional conditions may apply.	05/01/2018: Please see the attached current Tax Bill showing that our borrower does not own this property.	05/01/2018: Audit reviewed Tax Bill for item #3, and has determined that the borrower does not own said property. Condition cleared.
300761342	53ec781f-b948-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing asset documentation	The statement for account #1 on final application reflects a deposit of $XXXXXX.XX. There is no evidence in the file documenting the source of the deposit. Additional conditions may apply.	05/01/2018: Please see the attached LOX and Settlement Statement confirming the large deposit is the borrower’s net proceeds.	05/01/2018: Audit reviewed all documentation for source of deposit, and has determined that said documents are sufficient evidence for proceeds from sale of property. Condition cleared.
300761342	9e26a7ae-8248-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to Obtain Clear Title	Provide copy of Notice of Right of First Refusal item #18 of Special Exceptions on title commitment. Additional conditions may apply.	05/22/2018: please see attached email from title co to grantee showing they waived their right.
05/22/2018: Audit reviewed e-mail from Title company to Grantee on ROFR document, and has determined that sufficient evidence was provided to verify grantee waived their rights of first refusal. Condition cleared. 05/14/2018:  Received Right of First Refusal.  Please provide verification from the Title Company that the ROFR on the commitment was addressed by confirmation that it’s extinguished or Grantee rejected offer. Condition remains.

300761342	7252ad63-ba48-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence REO Property is Owned Free and Clear	Missing third party evidence the departure residence is owned free and clear.
05/23/2018: Please see the attached property profile for XXXX X XXXX The property is not owned by our borrower.05/01/2018: The borrower previously resided at XXXX XXXXX XXXXX per the Final 1003. Please rescind this condition.

05/23/2018: Audit reviewed the owner information for departure residence, and has determined that sufficient evidence was submitted to verify property is not owned by the borrower. It appears said property is owned by the non-borrowing spouse. Searched county records and no mortgages were found. Condition cleared.   05/01/2018: Audit reviewed the Lender Rebuttal, and has determined that a property profile is required to verify property ownership. 1003 reflect rent, however LOX on page 2 states borrower "owns" property. Condition remains.

300761342	56c3ad7c-b948-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Verification of Taxes and Insurance amounts for Rental Property	Missing evidence of Taxes and Insurance amount for departure property.
05/23/2018: Please see the attached property profile for XXXX X XXXX The property is not owned by our borrower.05/01/2018: The borrower previously resided at XXXX X XXXX rent-free per the Final 1003. Please rescind this condition.

05/23/2018: Audit reviewed the owner information for departure residence, and has determined that sufficient evidence was submitted to verify property is not owned by the borrower. It appears said property is owned by the non-borrowing spouse. Searched county records and no mortgages were found. Condition cleared.05/01/2018: Audit reviewed the Lender Rebuttal, and has determined that the LOX on page 2 states that the borrower owns current home free and clear and will be retaining as a second residence. Condition remains.

300761342	122b7486-c148-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Income Tax Schedules
Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules and year to date profit and loss (P&L) statement and balance sheet.  File is missing a copy of the XXXX 1065 partnership return for business # 3 on final 1003.  Missing 2 years 1065s for business listed as # 3 on borrower's preliminary 1003.
05/02/2018: Please see the attached signed business tax returns for XXXX and XXXX entities.
05/02/2018: Audit reviewed all Business Tax Returns, and has determined that XXXX/XXXX Business Returns were provided for both entities. Both had positive income that was not used to qualify, therefore not required to be signed. Condition cleared.

300761342	6b154f45-5d4d-4760-a6aa-128aa5faf834	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Special Information Booklet not provided within 3 business days of application date.	Missing Special information booklet		05/14/2018: Evidence Borrower was provided with the Special Information Booklet within 3 days of application date was provided in the original loan file. Condition rescinded.
300771686	3a0ae257-0952-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Copy of Divorce Decree	The divorce decree was not provided to verify alimony referenced on the application. A copy of the divorce decree is required per QM.
05/25/2018: Sent an email to Investor, etc. A copy is attached.5/11/18 Please rescind this condition. Please see the attached XXXXXX XXX guidelines that only require the divorce decree if we are deducting the payment from the income. We counted it as a debt so it is not necessary.

05/25/2018: Audit reviewed evidence of Alimony paid through pension, and has determined that this is a voluntary payment verified by a 3rd party document. Sufficient evidence was provided to verify alimony and is deemed acceptable. Condition cleared.05/15/2018:  Per Compliance, we need verification of debts from a reasonably reliable 3rd party.  Since alimony is not disclosed on XXXX/XXXX/XXXX tax returns, evidence of payment is required.  Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 743; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.57%; Reserves are higher than guideline minimum UW Guides require 2.72 months reserves, loan qualified with 8 months reserves

300771686	ba84cd44-0952-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing YTD Profit & Loss
Missing YTD XXXX P&L Statement for Business A on Schedule E Part II of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.
05/16/2018: Received acceptable YTD P&L statement. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 743; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.57%; Reserves are higher than guideline minimum UW Guides require 2.72 months reserves, loan qualified with 8 months reserves

300771686	ad6f3a0f-f2cb-42c1-9525-4526fa0d5a7d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 743; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.57%; Reserves are higher than guideline minimum UW Guides require 2.72 months reserves, loan qualified with 8 months reserves

300771686	d9b0ab02-e84f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		5/09/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 743; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.57%; Reserves are higher than guideline minimum UW Guides require 2.72 months reserves, loan qualified with 8 months reserves

300761341	fe047f40-8e24-4667-ae3f-5cab11fac8cc	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		Exception is deemed non-material with a final grade of B for all agencies
300761341	4a7e81e4-05e2-4cc3-a752-6af32d925cb4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application. The Disclosure is dated XX/XX/XXXX and the Application date is XX/XX/XXXX.		Finding deemed non-material, loan will be graded a B for all agencies
300761341	153479b7-b5de-4455-9cd6-4b199298707e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	HUD Homeownership Counseling Disclosure not provided within 3 days of application. The Disclosure is dated XX/XX/XXXX and the Application is dated XX/XX/XXXX.		Finding deemed non-material, loan will be graded a B for all agencies
300761341	96299802-bd06-4497-832d-906dda993da3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Initial LE not provided within 3 standard business days of application	The initial LE is required to be provided to the borrower within 3 standard business days of application. The Initial LE is dated XX/XX/XXXX and the application date is XX/XX/XXXX. No cure.	05/21/2018: please see attached lox and loan app
05/21/2018: Audit reviewed the Lender's Letter of Explanation, as well as a corrective initial 1003, and has determined that documentation submitted is deeded acceptable. LE is dated within 3 days of the (corrected) Application date. Condition cleared.

300761341	b7a9ab60-edf6-432d-b61d-11fb3843410f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXXX.XX a month vs. the calculated value of $XXXX.XX a month. (NOT IN ESCROW) Provide re-disclosed CD and letter of explanation.
Non-material per SFIG guidance, loan will be graded a B for all agencies. Note: tax certificate in file, page 547, reflects $XX,XXX.XX for taxes
300761341	fda1cf56-9520-4180-920e-94c7f981252b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Missing E Consent Disclosure	Missing the Borrowers’ Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower and co-borrower. No Cure.		Non-Material per SFIG guidance, loan will be graded a B for all agencies
300761341	b391111d-9549-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		05/01/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300755097	9b36bbd0-0143-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
An Appraisal, Flood Cert and Credit Report fee were not reflected in Section B of the Closing Disclosure despite evidence of an appraisal, flood cert and credit report in the file. The Appraisal, Flood Cert and Credit Report fee should be disclosed in Section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.  Please note that a letter of explanation to the borrower along with proof of delivery must also be issued-OR an attestation that the Appraisal Fee, Flood Cert Fee and Credit Report Fees are included in the origination of the loan.
Non-material per SFIG guidance, loan will be graded a B for all agencies. Appraisal and Credit report fee disclosed on post close CD but Flood Cert fee was not.
300755097	fbd8dbaf-ff42-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing review appraisal.		04/19/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300761695	846a59f8-d552-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # does not match on the appraisal, title and mortgage.
05/25/2018: Please see the attached Tax Bill from county records confirming that the Parcel ID on the Title Commitment is accurate.05/17/2018: The APN# is only showing on the appraisal, not on the title commitment. Both legal descriptions are matching, which is acceptable. Please rescind this condition.

06/01/2018:  Received corrected appraisal and affidavit to re-record mortgage with correction.  Condition cleared.05/25/2018: Audit reviewed the Lender Rebuttal, as well as Tax Bill confirmation of APN number, and has determined that the Appraisal and 1st page of the Security Deed reflect the incorrect PIN/APN number of XXX-XXX-XXX instead of XXX. Provide corrected Appraisal and Mortgage. Condition remains. 05/17/2018: Audit reviewed the Lender Rebuttal, and has determined that the Title Commitment (page 236) reflects the incorrect Tax Parcel ID number. Provide a corrective Title Commitment. Condition remains.

300761695	9c35c466-dd93-420d-ab81-9097c7dd52d3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	Affiliated Business Disclosure not provided within 3 business days of application date.		Finding Deemed non material.
300761695	777b70f3-ee52-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report in the file.  The Flood Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300761695	772b57b9-ec52-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	570 – Missing Review Appraisal Missing		5/11/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300759909	35107344-7154-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Loan Estimate / LE Not in File
Revised Loan Estimate dated within 3 business days of Change of Circumstance request dated XX/XX/XXXX for property type change from Planned Unit Development to Single Family Residence was not provided in the loan file.
															05/16/2018: A redisclosed LE was not required as redisclosure is only required to reset tolerance baselines - per TILA 1026. 19(e)(3)(iv).	05/16/2018: Audit reviewed Lender's rebuttal and agrees. Condition rescinded.
300759909	5c7c2a35-7154-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		5/14/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300761166	87c1ac65-092b-413e-a532-bbdbd1f4f839	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		Non-material per SFIG guidance, loan will be graded a B for all agencies.
300761166	e3982a95-ec59-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300761166	a5f4e6ea-9107-4e76-9c70-9bf272bfd698	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide signed E Consent disclosure for the borrower, the document in file is not signed. No Cure.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
300761166	fa7bb664-ec59-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing review appraisal.		05/18/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300771814	72ac997a-d35d-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of insurance for property #3 on the final application not provided.		05/31/2018: Received evidence of insurance for REO #3. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.32%; Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 130.20 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 802

300771814	f8a832ea-d219-4640-8bd3-c20f32285db9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		Finding deemed non-material, loan will be graded a B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.32%; Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 130.20 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 802

300771814	d9ed614d-d35d-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Flood Certification Fee in section B of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.32%; Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 130.20 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 802

300761723	7c06d64f-1776-4ace-96e0-5a564ccc7146	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		Non-material per SFIG guidance, loan will be graded a B for all agencies
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 58.96%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.72%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 812

300789242	f21f2019-d95d-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE reflects an Appraisal Fee of $XXX with no resulting COC for any subsequent disclosures. The CD reflects an Appraisal Fee of $XXX resulting in a $XX refund due for cure.  Section J reflects $XX tolerance cure that is sufficient.
Non-material per SFIG guidance, loan will be Graded a B for all agencies.
300768445	5b9fa89c-4059-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		05/18/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300768509	1f329878-e90a-40c8-bbb1-8340a3c177a6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum AUS requires no months reserves, loan qualified with 12.10 months reserves; Years in Field Biorrower has 5 years in Field.; No Mortgage Lates Credir report verifies 37 months payment history with no late payments reported.

300768509	98e4184d-eb52-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report is missing from the loan file.		5/09/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 Reserves are higher than guideline minimum AUS requires no months reserves, loan qualified with 12.10 months reserves; Years in Field Biorrower has 5 years in Field.; No Mortgage Lates Credir report verifies 37 months payment history with no late payments reported.

300768465	df87196e-1f55-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Certification Fee was not reflected in section B of the Closing Disclosure despite evidence of a credit report and flood certificate in the file. The Credit Report Fee and should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
5/11/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies
300768465	5f7e1d10-2155-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided.		5/14/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300787622	467098a3-645f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		05/25/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 727; Years in Field Borrower has 10 years in the field.
300770272	4491b787-4a58-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Report Fee was not reflected in section B of the Closing Disclosure despite evidence of a Flood Cert in the file.  The Flood Report fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 14.20 months reserves; Years in Primary Residence Borrower has resided in primary residence for 10 years; Years on Job Borrower has 5 years on job

300770272	f82525c4-c557-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing review appraisal.		05/17/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 Reserves are higher than guideline minimum UW Guides require 2 months reserves, loan qualified with 14.20 months reserves; Years in Primary Residence Borrower has resided in primary residence for 10 years; Years on Job Borrower has 5 years on job

300781683	351c723f-675f-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Review Appraisal Missing – Third party valuation tool missing from file, due diligence firm will order.		05/29/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.	Years Self Employed Borrower has 13 years Self Employed; FICO is higher than guideline minimum UW Guides require FICO of 760, loan qualified with FICO of 771
300748896	ff9ef91f-b83d-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance
Evidence of property taxes for departing residence on the final application not provided.  Mortgage statement for this property did not detail what was included in the escrow.  File did not contain other evidence to document the taxes and insurance.  Taxes and insurance must be documented for a loan to be classified as a Qualified Mortgage.
04/16/2018: PITI dispute
04/16/2018: Audit reviewed evidence of tax amounts, and has determined that the mortgage statement includes escrows for taxes and insurance. Documentation submitted is deemed acceptable. Condition cleared.

 Reserves are higher than guideline minimum UW guides requie 12 months reserves, loan qualified with 56.60 months reserves. ; Years in Field Co-Borrower has 10 years in field. ; DTI is lower than guideline maximum UW Guides maximum DTI 43%, loan qualified with DTI of 37.50%.; FICO is higher than guideline minimum UW Guides require FICO 720, loan qualified with 798 FICO.

300743811	06d89c2b-7333-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing final application (1003)	The file is missing final application (1003).	04/03/2018: Final 1003	04/03/2018: Audit reviewed executed Final 1003, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.59%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 36.10 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 782

300743811	b433d93f-eaf8-4c72-8168-15104ebf79f7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  1026.38(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
03/29/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.59%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 36.10 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 782

300735465	59b19955-7c2b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The “Lender Fees” paid to the lender reflected in section A of the final Closing Disclosure should be itemized.  Section A Fees:  1026.38(f)(1):  Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 165.30 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.30%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 789

300735465	89e9f2d0-379b-4dce-94b8-e09b2494965b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Services Borrower DID SHOP Fee (Section C) & Recording Fee (Section E) exceed corresponding L.E. fee (10% Tolerance, when payee = Other or Borrower Permitted to shop for services)
The LE reflects Transfer Taxes of XXX with no resulting COC for subsequent disclosures. The CD reflects taxes in Section E of $XXX resulting in a variance of $XX.XX.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
04/04/2018: Post CD sent 03/28/2018: Post CD 03/26/2018: XX Post CD
04/04/2018: Audit reviewed revised CD, and the Notification of the error (i.e., the letter to borrower) and Evidence of shipment were sent via e-mail. Documentation submitted is deemed acceptable. Loan will be rated a Fitch B. 03/28/2018: Audit reviewed Post Funding CD, and has determined that the documentation submitted is deemed acceptable. No refund required. However, missing Notification of the error (i.e., the letter to borrower) and Evidence of shipment. Condition remains.  03/26/2018: Audit reviewed the lender rebuttal and found no attachment to download.  Condition remains.

 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 165.30 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.30%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 789

300743921	bf5f2e96-382c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	B	B	B	Credit	Failure to Obtain Hazard Insurance Declaration
The Hazard Insurance effective date is after consummation date but before the Disbursement date. Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient. Loan will be rated a B

03/29/2018: Audit reviewed the Lender Rebuttal, and has determined that the Hazard Insurance effective date is after consummation date but before the Disbursement date. Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient. Loan will be rated a B.Non-material per SFIG guidance, loan will be graded a B for all agencies.

 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 198.10 months reserves; Years on Job Borrower has 19.11 years on job; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794

300743921	73eadf10-a92b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
While "Lender Fees" is a general label, it does not describe any particular service. Based on the rule there is an issue with naming based on this - Consistent terminology and order of charges. On the Closing Disclosure the creditor must label the corresponding services and costs disclosed under § 1026.38(f) and (g) using terminology that describes each item, as applicable, and must use terminology or the prescribed label, as applicable, that is consistent with that used on the Loan Estimate to identify each corresponding item. In addition, § 1026.38(h)(4) requires the creditor to list the items disclosed under each subcategory of charges in a consistent order. If costs move between subheadings under § 1026.38(f)(2) and (f)(3), listing the costs in alphabetical order in each subheading category is considered to be in compliance with § 1026.38(h)(4). See comment 37(f)(5)-1 for guidance regarding the requirement to use terminology that describes the items to be disclosed.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 198.10 months reserves; Years on Job Borrower has 19.11 years on job; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794

300743921	657328c3-382c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report fee and Flood Certification was not reflected in section B of the Closing Disclosure despite evidence of a Credit Report and Flood Certification in the file. Both fees should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided
Non-material per SFIG guidance, loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 198.10 months reserves; Years on Job Borrower has 19.11 years on job; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794

300743921	d8b24c2f-392c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Transfer tax Fees on C.D. exceeds corresponding LE fees (0% Tolerance) - not supported by C.O.C.	The LE dated XX/XX/XXXX reflects Transfer Taxes of $X with no resulting COC for subsequent disclosures. The consummation CD reflects taxes in Section E of $XXX resulting in a variance of $XXX.	03/30/2018: Shipping label is attached. 03/29/2018: Tolerance cure attached.
03/30/2018: Audit review of revised CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification that was provided is deemed acceptable. Loan will be rated a 'B'. 03/29/2018: Audit reviewed the revised CD, copy of check for cure and Notification of the error (i.e., the letter to borrower) that were provided. HOWEVER, due to tolerance cure check, proof that cure was sent is required via overnight bill or cancelled check. Condition remains.

 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 198.10 months reserves; Years on Job Borrower has 19.11 years on job; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794

300736214	4fe74f95-b32b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.		03/23/2018: Received executed closure letter. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 63.22%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 50 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 711

300748319	918558ea-f830-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file;		03/26/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300724568	089b5c83-3313-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A
The Application fees and Lender Fees paid to the lender reflected in section A of the final Closing Disclosure should be itemized. Section A Fees: 1026.38(f)(1): Under the subheading “Origination Charges,” and in the applicable columns as described in paragraph (f) of this section, an itemization of each amount paid for charges described in § 1026.37(f)(1), the amount of compensation paid by the creditor to a third-party loan originator along with the name of the loan originator ultimately receiving the payment, and the total of all such itemized amounts that are designated borrower-paid at or before closing.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300724568	8d1a5d51-3313-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report fee and Flood Certification was not reflected in section B of the Closing Disclosure despite evidence of a Credit Report and Flood Certification in the file. Both fees should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
300724568	e46b0fb8-9329-4905-b6f6-fdfd6d08f0ed	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Funding occurred before RTC Expiration Date	The Funding occurred on XX/XX/XXXX while the Right to Cancel expiration was on XX/XX/XXXX.
02/27/2018:  Final Closing Disclosure. Sent US Mail X/XX. 02/26/2018: This is an escrow state. Disbursement is considered the closing date and disbursement occurred a day after the right of rescission, which is standard in XX. Please waive.

02/27/2018:  Received final settlement statement, explanation letter and post consummation closing disclosure.  Disbursement date has been corrected. Condition cleared.  02/26/2018: Audit reviewed the Lender Rebuttal, and has determined that the Final CD incorrectly reflects a disbursement date of XX/XX/XXXX. A Revised CD, Notification of error to borrower and evidence of shipment is required. Condition remains.  02/22/2018:  Received disbursement certificate that states the majority of the borrower's funds were disbursed on X/X/XX.  Please provide explanation letter and revised closing disclosure with correct disbursement date.  Condition remains.

300748978	75396e7c-4342-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	B	B	B	Credit	Insufficient credit history
Guidelines require 3 open trade lines with at least 24 months history each, 2 trade lines must have activity in the past 12 months.  Authorized user accounts not eligible. Borrower only had 2 accounts open for 24 months that were not authorized user accounts.
04/17/2018: Originator Approved Exception. Audit acknowledges the client approved guideline exception for trade lines outside of guidelines. Loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 35 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.48%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 777

300748978	341e70a0-b441-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # on the appraisal does not match the title and mortgage.		04/23/2018: Received corrected appraisal. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 35 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.48%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 777

300755109	b2ed9b64-244a-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing asset documentation
The Lender Guidelines require the Settlement Statement for the sale of a previous residence to be signed by the seller or certified the title agent. The Settlement Statement was neither signed nor certified.
05/08/2018: Please see true and certified stamp that is signed and certified by the Title agent. Please clear.
05/08/2018: Audit reviewed the Lender Rebuttal, and has determined that the true certified stamped final Seller CD reflects cash to for $XX,XXX.XX plus $XX,XXX transfer to subject loan which equals $XXX,XXX.XX. Funds are sufficient for assets. Condition cleared.  05/04/2018:  Received Seller CD.  There are inconsistencies between settlement statement and closing disclosure.  The settlement statement reflects proceeds of $XXX,XXX.XX.  The closing disclosure reflects proceeds of $XX,XXX.XX and closing costs paid at closing $XXX,XXX.XX.  If proceeds of $XX,XXX.XX are correct, the borrower has insufficient liquid funds to close.  Clarification required.

 DTI is lower than guideline maximum UW Guides maximum DTI of35%, loan qualified with DTI of 29.75%; Reserves are higher than guideline minimum UW Guides require 9  months reserves, loan qualified with  8.30 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 770

300755109	872ac107-234a-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report is not found in the file.		05/02/2018: A CDA provided reflecting a value of $XXX,XXX which is a X.X% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of35%, loan qualified with DTI of 29.75%; Reserves are higher than guideline minimum UW Guides require 9  months reserves, loan qualified with  8.30 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 770

300746897	4fb09035-7354-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX.XX.  The loan amount is $XXX,XXX.XX which leaves a shortage of hazard insurance coverage for  $XXX,XXX . A cost estimator from the insurer was not provided.
05/18/2018: Received cost estimator. Hazard coverage is sufficient. Condition cleared.
 FICO is higher than guideline minimum UW guide require a FICO score of 740, loan qualified with a FICO score of 809.; Reserves are higher than guideline minimum UW guides require  12 months reserves, loan qualified with 41.50 months reserves.; Years in Primary Residence 42 years in primary residence.

300746897	da44570d-7354-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Appraisal incomplete (missing map, layout, pages, etc.)	Appraisal is missing photos for comparable 1 and 2.		05/18/2018: Received complete appraisal including comp photos. Condition cleared.
 FICO is higher than guideline minimum UW guide require a FICO score of 740, loan qualified with a FICO score of 809.; Reserves are higher than guideline minimum UW guides require  12 months reserves, loan qualified with 41.50 months reserves.; Years in Primary Residence 42 years in primary residence.

300746897	4c1ac913-7454-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee/Flood Certification Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
Non-material per SFIG guidance, loan will be graded a B for all agencies
 FICO is higher than guideline minimum UW guide require a FICO score of 740, loan qualified with a FICO score of 809.; Reserves are higher than guideline minimum UW guides require  12 months reserves, loan qualified with 41.50 months reserves.; Years in Primary Residence 42 years in primary residence.

300746897	39ae2c23-bdd4-4d9c-85e2-7edfa99e6da3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Missing E Consent Disclosure	Missing the Borrower's Consent to Receive Communications Electronically. Provide E Consent disclosure for the borrower and co-borrower. No Cure.		Non-material per SFIG guidance, loan will be graded a B for all agencies
 FICO is higher than guideline minimum UW guide require a FICO score of 740, loan qualified with a FICO score of 809.; Reserves are higher than guideline minimum UW guides require  12 months reserves, loan qualified with 41.50 months reserves.; Years in Primary Residence 42 years in primary residence.

300746897	ac6255be-7254-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file.		5/15/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW guide require a FICO score of 740, loan qualified with a FICO score of 809.; Reserves are higher than guideline minimum UW guides require  12 months reserves, loan qualified with 41.50 months reserves.; Years in Primary Residence 42 years in primary residence.

300756884	516d90cc-7636-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing appraisal	Missing Desk Review as required by Guidelines.	04/18/2018: Desk review complete and acceptable as is.	04/18/2018: Audit reviewed the Case Detailed Information, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 793; CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 47.82%; Years in Field Borrower has 15 years in Field

300756884	575795b9-2534-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
															04/18/2018: Fraud Report can be found in the trailing documents.	04/18/2018: Audit reviewed Fraud tool provided post-closing, and has determined that all red flags were addressed. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 793; CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 47.82%; Years in Field Borrower has 15 years in Field

300756884	e7dc3752-9a78-41ac-8e63-7b71bfbf5408	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file. The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
04/02/2018: This finding is not material under SFIG. Loan will be graded B for all agencies
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 793; CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 47.82%; Years in Field Borrower has 15 years in Field

300756884	f73c29db-2634-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		04/12/2018: A CDA was provided with a value of $X,XXX,XXX with a variance of 0.00%. CDA within acceptable tolerance. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 793; CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of 47.82%; Years in Field Borrower has 15 years in Field

300756880	6cd1a089-9933-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
															04/18/2018: Fraud Report can be found in the trailing documents.	04/18/2018: Audit reviewed Fraud tool provided post-closing, and has determined that all red flags were addressed. Condition cleared.
 FICO is higher than guideline minimum FICO of 785 is higher than guideline minimum of 785; Reserves are higher than guideline minimum Reserves provided are higher than the reserves required.; DTI is lower than guideline maximum DTI of 37.25% is less than guideline maximum of 43%

300756880	0b2cd6d2-f180-438e-90d3-1fd6a0e47ed6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee/Flood Certification Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
Non-material per SFIG guidance, loan will be graded a B for all agencies
 FICO is higher than guideline minimum FICO of 785 is higher than guideline minimum of 785; Reserves are higher than guideline minimum Reserves provided are higher than the reserves required.; DTI is lower than guideline maximum DTI of 37.25% is less than guideline maximum of 43%

300756880	0c8e065d-9a33-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		04/12/2018: A CDA was provided with a value of $X,XXX,XXX with a variance of 0%. CDA within acceptable tolerance. Exception cleared.
 FICO is higher than guideline minimum FICO of 785 is higher than guideline minimum of 785; Reserves are higher than guideline minimum Reserves provided are higher than the reserves required.; DTI is lower than guideline maximum DTI of 37.25% is less than guideline maximum of 43%

300786624	8be60e72-8557-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee/Flood Certification Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
Non-material per SFIG guidance, loan will be graded a B for all agencies.
300786624	4b14724e-8557-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		5/15/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300786621	be25a0b0-1e59-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
Flood Certification and Credit Report fees were not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
Non-material per SFIG guidance, loan will be graded a B for all agencies
300751635	171bc38a-cf4c-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Flood Certificate	Life of loan Flood Certificate not provided.		05/08/2018: Received flood certificate. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.70 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.35%; Years in Field Borrower has 15 years in Field

300751635	77850bb0-d34c-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing Review Appraisal
05/17/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.05/16/2018: Received Lender's CDA.  Pending Client's CDA  Condition remains.05/08/2018: Received Lender's appraisal.  Pending Client's CDA.  Condition remains.

 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15.70 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.35%; Years in Field Borrower has 15 years in Field

300743940	bdf9200b-5f3e-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of insurance for departing residence on the final application not provided. Mortgage statement in file reflects escrows as taxes and/or insurance.		04/19/2018: Received evidence of hazard insurance and applied escrow to taxes. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 36%; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 150.9 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 795

300743940	3d8502af-643e-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender did not include the HOA of $XX. Provide corrected CD, letter of explanation, proof of delivery and re-open rescission, if applicable.
04/24/2018:
04/24/2018: Audit reviewed revised CD with corrected Estimated Taxes, Insurance & Assessments section, and has determined that the documentation submitted is deemed acceptable. The Notification of the error (i.e., the letter to borrower) and documents were sent via e-mail. Loan will be rated 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 36%; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 150.9 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 795

300743940	3d5dfc35-663e-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing review appraisal.		04/13/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 36%; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 150.9 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 795

300749840	1b7272bc-a048-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Employment Verification
A verbal verification of employment (VVOE) verification within 10 days of the note date as required by lender's guidelines was not provided for borrower.  VVOE provided in the loan file is dated XX/XX/XXXX, which is after the Note date.
05/02/2018: Closing wa
05/02/2018: Audit reviewed the Lender Rebuttal, and has determined that the borrower physically executed the Note three days after the Note print date. Consummation date of documents was AFTER VOE date and within 10 days. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 38.85%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 776; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 104.70 months reserves

300749840	f3f1aa23-a148-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	B	B	B	Credit	Missing hazard insurance declaration
The Hazard Insurance effective date is after consummation date but before the Disbursement date. Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient.
Finding deemed non-material, loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 38.85%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 776; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 104.70 months reserves

300749840	0bf14687-5fbf-4e57-b9e3-32fd7631f999	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		Finding deemed non-material, loan will be graded a B for all agencies.
 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 38.85%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 776; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 104.70 months reserves

300749840	9eb35d82-8948-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report is missing from the loan file.		04/26/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 38.85%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 776; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 104.70 months reserves

300755045	6e14c2fd-631d-4360-8a0a-2f512947a4e9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Toolkit		Non-material per SFIG guidance, loan will be graded a B for all agencies
300755045	c41769f9-2ddd-485a-a238-46f342d08a6a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Affiliated Business Disclosure not provided within 3 business days of application date.	Initially requested as a X/X XXX on XX/XX/XXX. X/X/XXXX (COC) Program changed to a XX XX XXXX XXXXXXX (XXX) XXXXX XXXXX. Lender retained the X/XX/XXXX Application date. XXX date is X/XX/XXXX.		Finding deemed non-material
300755045	5e301a35-e5a4-4557-b552-ded13c01e1c6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	HUD Homeownership Counseling Disclosure not provided within 3 days of application	Initially requested as a X/X XXX on X/XX/XXXX. X/XX/XXXX (COC) XXXXXX changed to a XX XX XXXXX XXXXXXX (XXX) XXXXX XXXXXX. Lender retained the X/XX/XXXX Application date. Counseling date is X/XX/XXXX.		Finding deemed non-material
300755045	203d3309-2fde-4612-a728-93b69f1fce75	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	Initially requested as X/X on X/XX/XXXX X/X/XXXX (COC) XXXXXX changed to a XX XX XXXXX XXXXXXX (XXX) XXXXX XXXXX. Lender retained the XX/XX/XXXX Application date. XXXX date is X/XX/XXXX		Non-material per SFIG guidance, loan will be graded a B for all agencies
300749631	9c70d463-7142-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXX,XXX with expanded replacement cost of XXX% to $XXX,XXX.  The loan amount is $XXX,XXX. A cost estimator from the insurer was not provided, which leaves s shortage of hazard insurance coverage of $XXX,XXX.
															05/14/2018: Master Policy	05/14/2018: Audit reviewed the Master Policy, and has determined that said documentation submitted is deemed acceptable. Coverage is sufficient, condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 776; Years in Field Borrower has 19 years in Field  ; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 31.80 months reserves

300749631	01b85bbe-fb42-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain Employment Verification
An employment verification for borrower's previous employment was not provided. Verification of two year employment history is required per Appendix Q for loan to be deemed a Qualified Mortgage.  Additional conditions may apply if employment gap exceeds 30 days,
															05/14/2018: XX XXX. VOE	05/14/2018: Audit re-analyzed the loan file, and has determined that the PRIOR employment VOE was located within the loan file on page 592. Verified no gaps between employment, condition rescinded.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 776; Years in Field Borrower has 19 years in Field  ; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 31.80 months reserves

300749631	9be5be7d-fc42-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Condo Questionnaire	The Condo Questionnaire is missing from the loan file. Additional conditions may apply.		04/24/2018: Received condo questionnaire. Condition cleared.04/24/2018: Pending further review
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 776; Years in Field Borrower has 19 years in Field  ; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 31.80 months reserves

300749631	db6562b0-fc42-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to Obtain Hazard Insurance Declaration	A master policy hazard insurance declaration for the condominium project was not provided.	05/14/2018: Master Policy	05/14/2018: Audit reviewed the Master Policy, and has determined that said documentation submitted is deemed acceptable. Coverage is sufficient, condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 776; Years in Field Borrower has 19 years in Field  ; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 31.80 months reserves

300749631	0ad495cb-4842-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the file.		04/20/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 776; Years in Field Borrower has 19 years in Field  ; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 31.80 months reserves

300754686	a5502432-75ee-4f52-b37f-3862b90f3010	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	CD Document does not match actual calculated values for Estimated Escrow
The final Closing Disclosure does not match actual calculated values for Estimated Escrow in the Projected Payments section.  The borrower is escrowing for taxes and insurance and the calculated escrow payment should be $XXX.XX.  Provide corrected CD, LE, proof of deliver and re-open rescission, if applicable.
The Post Close CD reflects the correct Estimated Escrow of $XXX.XX. The loan will be rated a B for all agencies.
300754686	2caadf6b-b094-443c-84ac-204662eda382	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	CD Document does not match actual calculated values for Estimated Total Monthly Payment
The final Closing Disclosure does not match actual calculated value for Estimated Total Monthly Payment.  The CD shows the payment amount as years 1 - 30 of $XXXX.XX, the calculated payment is Years 1 - 30 of $XXXX.XX.  Provide corrected CD and LOE.
A Post Close CD reflects the correct Payment. The loan will be rated a B for all agencies.
300755964	a48bbf16-3b58-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B(w)	B	B	B	Credit	Failure to Obtain Hazard Insurance Declaration	The Hazard Insurance effective date is after the Note date but before the Disbursement date.
Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient.

 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 189.70 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.81%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 785

300749818	520238c6-764d-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing evidence of flood insurance	Subject property is in Flood Zone AE Flood insurance is required.	05/09/2018: Flood insurance	05/09/2018: Audit reviewed Flood Insurance, as well as CD to verify paid, and has determined that invoice was paid at closing on CD. Documentation submitted is deemed acceptable. Condition cleared.
300749818	640eb105-7f4d-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of HOA Fees	Missing evidence of HOA dues for property # 1 on the final loan application. Provide evidence the HOA dues noted on payment coupon is a quarterly payment and not monthly.	05/17/2018: LOX
05/17/2018: Audit reviewed the e-mail from HOA, and has determined that sufficient evidence was provided to verify dues is due on a quarterly basis via coupon provided within the loan file. Condition cleared.

300749818	25c29512-834d-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Copy of Divorce Decree	The divorce decree was not provided to verify child support referenced on the application. A copy of the divorce decree is required per QM.	05/09/2018:Divorce Decree
05/09/2018: Audit reviewed the Divorce Decree, and has determined that the monthly support reflected on said document was included in DTI. Documentation submitted is deemed acceptable. Condition cleared.

300749818	bd5103e0-1eeb-4a52-bb82-ce195f3572ce	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Special Information Booklet not provided within 3 business days of application date.	Special Information Booklet not provided within 3 business days of application date. The Special Information Booklet was provided on XX/XX/XXXX, the application date was XX/XX/XXXX.		Finding deemed non-material, loan will be graded a B for all agencies.
300749818	6affdc69-0c4e-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error
The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Loan Estimate figure as $XXXXXX.  The most recent Loan Estimate dated XX/XX/XXXX indicates and amount of $XXXXXX. Provide re-disclosed CD and letter of explanation.
Post Consummation CD provides a cure. Non-material per SFIG guidance loan will be graded B for all agencies.
300756858	ff3c428b-5334-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing appraisal	The Lender's guidelines require a Desk Review, which is missing from the file.		04/10/2018: Lender provided Case Detailed Information sheet that reflects Desk Review is complete, and Acceptable As Is. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.55%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 773; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 23.50  months reserves

300756858	39902c37-6634-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation	Missing mortgage statement for departing residence.		04/10/2018: Lender provided current evidence of property insurance reflecting no mortgages and credit refresh showing previous mortgage paid and closed. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.55%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 773; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 23.50  months reserves

300756858	79cf9804-4434-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing income documentation
The guidelines require that the borrower's income is documented with paystubs reflecting at least 30 days of YTD earnings. The paystubs provided only cover 3 weeks of pay. Provide copy of borrower's year end paystub or most recent paystub to cover at least 30 days of pay required to fulfill guidelines and QM requirements.
04/24/2018: Received additional pay stub reflecting > 30 days income. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.55%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 773; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 23.50  months reserves

300756858	7f238b27-5334-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to Verify Housing History	Guidelines require satisfactory housing payment history for 24 months. Payment history not provided on credit report from reo # 1 on the loan application. VOM require to verify.		04/10/2018: Evidence departing residence free and clear provided. Credit report reflects 27 month payment history for mortgage paid in full as of XX/XXXX. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.55%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 773; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 23.50  months reserves

300756858	ffc13072-5334-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
04/17/2018: Lender provided third party fraud report, audit reviewed. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.55%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 773; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 23.50  months reserves

300756858	346c687e-cacb-458d-a279-631062293079	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Mortgage	Mortgage in file is missing Notary statement.		04/17/2018: Audit reviewed and notary acknowledgment is acceptable. Condition rescinded.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.55%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 773; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 23.50  months reserves

300756858	99ae1846-6534-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Broker Affiliated Business Disclosure not provided within 3 business days of application date.	Broker Affiliated Business Disclosure not provided within 3 business days of application date.		Finding deemed non-material, loan will be graded a B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.55%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 773; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 23.50  months reserves

300756858	39c486f5-6434-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The flood certification fee was not reflected in section B of the final Closing Disclosure. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.55%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 773; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 23.50  months reserves

300756858	59f9e76c-6434-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	Incorrect disclosure of Home Warranty fee in section H. The fee was not disclosed as an Optional fee. Provide corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.55%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 773; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 23.50  months reserves

300756858	1978f8e1-6334-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		04/10/2018: Lender provided CDA report. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.55%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 773; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 23.50  months reserves

300756856	0615ed99-6737-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing appraisal	An Appraisal Desk Review as required by lender's guidelines was not provided.		04/10/2018: Lender provided Case Detailed Information sheet that reflects Desk Review is complete, and Acceptable As Is. Condition cleared.
 Reserves are higher than guideline minimum UW Guidlines require 12 months reserves, loan qualified with 40.76 nonths reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 767; No Mortgage Lates UW Guidelines require 0 x 30 days laste in the most recent 12 months; credit report verifies 51 months payment history with no late payments reported.

300756856	06b34b7f-6737-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
04/17/2018: Lender provided third party fraud report, audit reviewed. Condition cleared.
 Reserves are higher than guideline minimum UW Guidlines require 12 months reserves, loan qualified with 40.76 nonths reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 767; No Mortgage Lates UW Guidelines require 0 x 30 days laste in the most recent 12 months; credit report verifies 51 months payment history with no late payments reported.

300756856	220cf6c1-fa97-425c-aa32-7da75ce48df9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Cert Fee was not reflected in section B of the Closing Disclosure despite evidence of a flood cert in the file.  The Flood Cert fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guidlines require 12 months reserves, loan qualified with 40.76 nonths reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 767; No Mortgage Lates UW Guidelines require 0 x 30 days laste in the most recent 12 months; credit report verifies 51 months payment history with no late payments reported.

300756856	506b8cea-cd2b-46de-a0ae-6c00608d0e36	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The XXXXXXXXXXXXXXXXXX (XXXX) was disclosed in Section A of the final Closing Disclosure. The XXXX should be reflected in section C with the title fees or section E.  Provide corrected CD and LOE to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 Reserves are higher than guideline minimum UW Guidlines require 12 months reserves, loan qualified with 40.76 nonths reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 767; No Mortgage Lates UW Guidelines require 0 x 30 days laste in the most recent 12 months; credit report verifies 51 months payment history with no late payments reported.

300756856	8c069bbe-a236-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		04/10/2018: Lender provided CDA report. Condition cleared.
 Reserves are higher than guideline minimum UW Guidlines require 12 months reserves, loan qualified with 40.76 nonths reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 767; No Mortgage Lates UW Guidelines require 0 x 30 days laste in the most recent 12 months; credit report verifies 51 months payment history with no late payments reported.

300786610	b8839e5f-d459-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Business Returns
Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules.  XXXX-1065 Signed business returns not provided.
05/23/2018: Received signed XXXX partnership return. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 779; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 52%; Years Self Employed Borrower has 11 years Self Employed

300786610	d830dd17-d459-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification was not reflected in section B of the Closing Disclosure despite evidence of a Flood Certification in the file. Fees should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided
Non-material per SFIG guidance, loan will be graded a B for all agencies
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 779; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 52%; Years Self Employed Borrower has 11 years Self Employed

300786610	3ac8607e-d459-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Missing CDA report		05/23/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 779; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 52%; Years Self Employed Borrower has 11 years Self Employed

300735581	6cb2d261-d927-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	General Compliance Exception	The LE dated XX/XX/XXXX reflects Estimated Cash to Close of $XXX,XXX.XX to the borrower vs. the final CD reflects Estimated Cash to Close of $XX,XXX. Provided corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.23%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 72.50 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786

300735581	4663d0ca-9527-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a Credit Report fee of $XX.XX with no resulting CoC for any subsequent disclosures. The CD dated XX/XX/XXXX reflects a Credit Report fee of $XXX.XX resulting in a $XX.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
03/16/2018: PCCD and Final Settlement Statement (cure issued at funding)
03/16/2018: Audit reviewed Post Funding CD with corrected Disbursement Date, as well as true cert Refinance Statement, and has determined that both reflect the same costs/fees, and includes Credit Report cure at funding. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.23%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 72.50 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786

300735581	62a958de-1444-42b9-a8fe-14c017154453	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Total Interest Percentage (TIP) is not accurate.	The final CD reflects Total Interest Percentage (TIP) of XX.XX vs. actual TIP of XX.XX% with a difference of X.XX% over-disclosed. Provided corrected CD and LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.23%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 72.50 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786

300735581	baac979c-d827-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File
The subject is in a dry funding state.  The final Alt A Settlement Statement reflects cash to close of $XXX,XXX.XX vs. the final CD reflects cash to close of $XXX,XXX.XX.  Provide the funding CD and additional conditions may apply.
03/16/2018: PCCD and Final Settlement Statement
03/16/2018: Audit reviewed Post Funding CD with corrected Disbursement Date, as well as true cert Refinance Statement, and has determined that both reflect the same costs/fees, and includes Credit Report cure at funding. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a Fitch 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.23%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 72.50 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786

300735581	4952192c-a44b-4fba-b4cf-4882a4253235	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Funding occurred before RTC Expiration Date	The funding occurred on XX/XX/XXXX while the Right to cancel expiration was on XX/XX/XXXX.	03/16/2018: PCCD and Final Settlement Statement
03/16/2018: Audit reviewed Post Funding CD with corrected Disbursement Date, as well as true cert Refinance Statement, and has determined that both reflect the same costs/fees, and includes Credit Report cure at funding. Notification of the error (i.e., the letter to borrower) and documents were sent postal therefore no tracking available. Loan will be rated a Fitch 'B'.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.23%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 72.50 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786

300735581	f9288360-8f27-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
The property taxes in section F of the final Closing Disclosure are missing the government entity and the Homeowner's Insurance Premium is missing the name of the service provider.  Provide corrected CD and LOE to the borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.23%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 72.50 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786

300754717	f6283bc9-30ec-4188-b354-94c5a58711a7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Total Interest Percentage (TIP) is not accurate.	The Final CD reflects a Total Interest Percentage (TIP) X.XXX% vs. actual TIP of X.XXX% with a difference of X.XXX% over-disclosed. Provided Corrected CD an LOE to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 59.50 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 802; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.06%

300754717	1c3cd895-2356-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
The Homeowner's Insurance Premium and Property Taxes in section F of the final Closing Disclosure are missing the name of the payee and the government entity assessing the tax. Provide corrected CD and letter of explanation to the borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 59.50 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 802; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.06%

300750964	47f9c6e6-3da9-45ca-a90d-fdbb8805faa4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E	The transfer tax listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax. Provide corrected CD and LOE to the Borrower.		04/14/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies.
300750964	bfe06969-3f40-e811-bc54-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
The Homeowners Insurance and the Property Taxes in section F Prepaids of the Final Closing Disclosure is missing the name of the payee and Government entity.  The Home Warranty Fee, Natural Hazard Disclosure and Realtor Transaction coordinator fee in section H Other of the Final Closing Disclosure is missing the name of the payee. It must list the party ultimately receiving the payment.
04/14/2018: Non-material per SFIG guidance, loan will be graded a B for all agencies.
300754705	4b7534d5-3d3c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	B	B	B	B	B	Credit	Failure to obtain Hazard Insurance Declaration	A hazard insurance declaration for the subject property with an effective date on or prior to the Note date was not provided.		Non-material, loan will be graded a B for all agencies
 FICO is higher than guideline minimum UW guidelines require FICO of 720 loan qualifies with 757  FICO score. ; Reserves are higher than guideline minimum UW guidelines require 18 months reserves , loan qualified with 33  months reserves. ; No Rental Lates UW guideline requires 0x30 lates for 24 months rent history, loan qualifies with 0x30 with 32 months rent history.

300754705	c61a82df-0b3c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Homeowner's Insurance Premium in section F of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
 FICO is higher than guideline minimum UW guidelines require FICO of 720 loan qualifies with 757  FICO score. ; Reserves are higher than guideline minimum UW guidelines require 18 months reserves , loan qualified with 33  months reserves. ; No Rental Lates UW guideline requires 0x30 lates for 24 months rent history, loan qualifies with 0x30 with 32 months rent history.

300761300	66e69e77-1552-e811-931d-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Flood Certificate	Life of loan Flood Certificate not provided.		05/15/2018: Received satisfactory flood certificate. Condition cleared.
 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 82 months payment history with no late payments reported; Years on Job Borrower has 16 years Self Employed; Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with  21.60 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.75%

300761300	244db8fc-ca45-461e-ad4c-df5b84cc18b2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Points and Fees exceed Qualified Mortgage threshold
The final CD reflects Total QM Points and Fees of $XX,XXX.XX vs actual Points and Fees of $XX,XXX.XX with a difference of $XXX.XX under-disclosed.  Provide corrected CD and LOE to the Borrower. Loan does not meet criteria for Qualified Mortgage.

05/21/2018: Please see the attached rate sheet and lock confirmation. The adjustments on the lock confirmation equal X.XXX%. The rate per the rate sheet after subtracting the adjustments that equals closest to zero, while still providing a rebate to the borrower is X.XXX%. The note rate at par is X.XXX%.

05/21/2018: Audit reviewed evidence for Bona Fide Points & Fees, and has determined that the documentation (Price Sheet, Price adjusters and Broker Paid Comp evidence) submitted to verify Par Rate and Bona Fide Discount points are deemed acceptable. Loan passes Points and Fees test. Condition cleared.05/15/2018:  Audit reviewed document provided.  Unable to determine PAR rate.  Please provide evidence of PAR rate for calculation of bona fide points.  Condition remains

 No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 82 months payment history with no late payments reported; Years on Job Borrower has 16 years Self Employed; Reserves are higher than guideline minimum UW Guides require 12  months reserves, loan qualified with  21.60 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.75%

300788858	e2ba2b4a-1a29-4aa8-9c92-32ebda574b8f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.		03/20/2018: This finding is not material. Loan will be graded B for all agencies
300788858	12c12c70-cf2b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	Title – Other as disclosed in Section B on the final Closing Disclosure is not an adequate fee description to describe the service provided.		03/20/2018: This finding is not material under SFIG. Loan will be graded B for all agencies
300788858	b7820d08-9e5f-4878-a3f2-e1134adfcc40	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
Section B Title Services and Section E Recording Fees are subject to XX% tolerance. LE dated XX/XX/XXXX reflects a fee total of $X,XXX.XX ($X,XXX.XX at XX%) with no resulting COC for any subsequent disclosures. Final CD reflects a fee total of $X,XXX.XX for a variance/refund required of $XXX.XX to meet XX% threshold.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
															03/27/2018: COC's. Thank you	03/28/2018: Upon further review, exception cleared.
300788858	d027974a-54e9-4f1f-8e01-bef397553ab6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Transfer tax Fees on C.D. exceeds corresponding LE fees (0% Tolerance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects Transfer Taxes of $X.XX with no resulting COC for subsequent disclosures as the purchase agreement dated XX/XX/XXXX reflects transfer tax to be paid by the buyer. The final CD reflects taxes in Section E of $X,XXX.XX resulting in a variance of $X,XXX.XX.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
04/04/2018: Sorry- attached. Thank you 04/03/2018: PCCD, LOE, check and tracking. Thank you
04/05/2018: Lender provided copy of check, corrected CD, LOE and verification of mailing to borrower.  Exception cleared.04/04/2018: Lender provided corrected CD, LOE and Mailing label; however copy of the check is required. Exception remains.

300788858	2b8c5526-502c-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Closing Disclosure document error
The final Closing Disclosure does not list number of months for which Homeowners Association Dues were prepaid in Section F. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.
03/20/2018: This finding is not material under SFIG. Loan will be graded B for all agencies
300788858	15c6cf87-cf2b-e811-9a1b-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file.		05/11/2018: CDA Received, supports appraisal.
300665211	9a1e08db-9fcc-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	DTI Exceeds Guidelines	Lender guidelines require a max DTI of 43%. Due to the miscalculation of debts, the actual DTI is 43.09%. Lender did not include all payments from the most recent credit report dated XX/XX/XXXX.	Borrower receives ordinary income and guaranteed payments - was only using guaranteed payments with the 24 month avg of the ordinary income	11/27/2017: Cleared. Received updated income worksheet	Years on Job Borrower has 11 years on job; Years in Primary Residence Borrower has resided in subject for 10 years
300665211	da01522d-bbc4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Credit Report	A credit report for the borrower/coborrower was not provided.		11/18/2017: Cleared. Missing document provided.	Years on Job Borrower has 11 years on job; Years in Primary Residence Borrower has resided in subject for 10 years
300665211	16cedbac-bbc4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing appraisal	Appraisal not provided.		11/18/2017: Cleared. Missing document provided.	Years on Job Borrower has 11 years on job; Years in Primary Residence Borrower has resided in subject for 10 years
300665211	a526d8fc-bbc4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Hazard Insurance Shortfall
The hazard insurance policy in file reflected dwelling coverage of $XXXXXX  The loan amount is $XXXXXX which leaves a shortage of hazard insurance coverage for  $XXXXX. A cost estimator from the insurer was not provided.
																11/28/2017: Cleared. Missing document provided.	Years on Job Borrower has 11 years on job; Years in Primary Residence Borrower has resided in subject for 10 years
300665211	d7c76cb2-b9c4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing income documentation
Per Appendix Q, a creditor must verify the consumer’s employment for the most recent two full years, and the consumer must explain any gaps in employment that span one or more months and Indicate if he/she was in school or the military for the recent two full years, providing evidence supporting this claim, such as college transcripts, or discharge papers.  File is missing: Paystubs, W2's, Tax Returns.
																11/18/2017: Cleared. Missing document provided.	Years on Job Borrower has 11 years on job; Years in Primary Residence Borrower has resided in subject for 10 years
300665211	1a75e69d-bac4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing asset documentation	Guidelines require 2 months' bank statement or additional assets to verify reserves.		11/18/2017: Cleared. Missing document provided.	Years on Job Borrower has 11 years on job; Years in Primary Residence Borrower has resided in subject for 10 years
300665211	2c3d187d-bcc5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to Verify Employment	A verbal employment verification for borrower was not provided. Per Appendix Q, employment verification is required to be classified as a Qualified Mortgage.		11/18/2017: Cleared. Missing document provided.	Years on Job Borrower has 11 years on job; Years in Primary Residence Borrower has resided in subject for 10 years
300665211	ef16cc57-54c5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
																11/18/2017: Cleared. Missing document provided.	Years on Job Borrower has 11 years on job; Years in Primary Residence Borrower has resided in subject for 10 years
300665211	27b837c3-9fcc-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Executed Business Returns
Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules.  Signed business returns not provided.
																11/27/2017: Invalid finding - borrower is only a share holder	Years on Job Borrower has 11 years on job; Years in Primary Residence Borrower has resided in subject for 10 years
300665211	02b41817-bdc5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Balance Sheet	Missing current Balance Sheet for Borrowers self-employment, as required to be considered Qualified Mortgage.		11/27/2017: Invalid finding - borrower owns < 25% of business	Years on Job Borrower has 11 years on job; Years in Primary Residence Borrower has resided in subject for 10 years
300665211	9ec74400-bdc5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing YTD Profit & Loss	Missing current year-to-date profit & loss for Borrowers self-employment, as required to be considered Qualified Mortgage		11/27/2017: Invalid finding - borrower owns < 25% of business	Years on Job Borrower has 11 years on job; Years in Primary Residence Borrower has resided in subject for 10 years
300665211	47954bfb-b910-4835-b265-2f79e8f99fdc	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure		11/18/2017: Cleared / Material = Grade A - Received missing docException is deemed non-material with a final rating of a “B”.	Years on Job Borrower has 11 years on job; Years in Primary Residence Borrower has resided in subject for 10 years
300665211	970f4d5b-bdc5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided : FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided.		Exception is deemed non-material with a final rating of a “B”.	Years on Job Borrower has 11 years on job; Years in Primary Residence Borrower has resided in subject for 10 years
300665211	a5cb1e2f-3747-424f-87de-de794c39aaa7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Affiliated Business Disclosure not executed	Affiliated Business Disclosure not executed.		11/18/2017: This finding is not material. Loan will be graded B for all agencies	Years on Job Borrower has 11 years on job; Years in Primary Residence Borrower has resided in subject for 10 years
300665211	a84b2736-bdc5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	ECOA Non-Compliant: Appraisal disclosure not provided.	ECOA Non-Compliant: Appraisal disclosure not provided.		11/18/2017: Cleared / Material = Grade A - Received initial LE dated XX/XX/XXXX	Years on Job Borrower has 11 years on job; Years in Primary Residence Borrower has resided in subject for 10 years
300665211	e3c342a2-bcc5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Qualified Mortgage	Lender guidelines require a max DTI of 43%. Due to the miscalculation of debts, the actual DTI is 43.09%. Lender did not include all payments from the most recent credit report dated XX/XX/XXXX.	Borrower receives ordinary income and guaranteed payments - was only using guaranteed payments with the 24 month avg of the ordinary income	11/27/2017: Cleared / Material = Grade A - Using add'l income DTI is now < 43%	Years on Job Borrower has 11 years on job; Years in Primary Residence Borrower has resided in subject for 10 years
300665211	481378bb-bcc5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing HUD Homeownership Organization Counseling Disclosure	Missing HUD Homeownership Organization Counseling Disclosure		11/18/2017: Cleared / Material = Grade A - Received missing docException is deemed non-material with a final rating of a “B”.	Years on Job Borrower has 11 years on job; Years in Primary Residence Borrower has resided in subject for 10 years
300665211	78ce2e35-c6c4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	The WLSP not provided within 3 business days of application date.		11/18/2017: Cleared / Material = Grade A - Received missing docException is deemed non-material with a final rating of a “B”.	Years on Job Borrower has 11 years on job; Years in Primary Residence Borrower has resided in subject for 10 years
300665211	041dc053-9757-4dc9-be4f-b0d0f2cb12e8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Evidence of borrower's receipt of initial CD 3 days prior to consummation was not provided.		11/18/2017: Cleared / Material = Grade A - Initial CD viewed 9/7/2017 by both borrowers per disclosure tracker	Years on Job Borrower has 11 years on job; Years in Primary Residence Borrower has resided in subject for 10 years
300665211	d255d1dd-bcc5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Flood Certification Fee was not listed in section B of the final Closing Disclosure. All loan costs associated with the transaction must be listed in a table under the heading of "loan costs". The table shall contain the items and amounts listed under four subheadings, described in paragraph (f)(i) through (5).
																Exception is deemed non-material with a final rating of a B.	Years on Job Borrower has 11 years on job; Years in Primary Residence Borrower has resided in subject for 10 years
300665211	8356a936-9fcc-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	Missing Closing Disclosures dated XX/XX/XXXX and XX/XX/XXXX.		11/25/2017: Cleared / Material = Grade A – CD's received	Years on Job Borrower has 11 years on job; Years in Primary Residence Borrower has resided in subject for 10 years
300665211	85c0ab98-38d1-4b35-9d94-1f0d156bc272	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Loan Estimate / LE Not in File	Missing Loan Estimate/LE not on file.		11/18/2017: Cleared / Material = Grade A - Received missing doc	Years on Job Borrower has 11 years on job; Years in Primary Residence Borrower has resided in subject for 10 years
300665211	f5c16e83-c5c4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Closing Disclosure document error
Section F. Prepaids section of  Final Closing Disclosure does not list number of months of Property Taxes  were collected. The final CD states 0 month collected but it is 12 months that was collected. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid. 1026.19(f)(2)(iv)
																11/18/2017: Wrong finding citedException is deemed non-material with a final rating of a “B”.	Years on Job Borrower has 11 years on job; Years in Primary Residence Borrower has resided in subject for 10 years
300665211	758a80bf-bbc4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		11/25/2017: Cleared / CDA Received	Years on Job Borrower has 11 years on job; Years in Primary Residence Borrower has resided in subject for 10 years
300665211	e75949e8-c1c4-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		11/18/2017: Cleared / Post incident report received	Years on Job Borrower has 11 years on job; Years in Primary Residence Borrower has resided in subject for 10 years
300665243	ebd00851-97c5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Missing asset documentation	Lender's guidelines require 2 months' bank statements or verification of deposit covering a two-month period. The loan file is missing May’s bank statements for the 4th account listed on the 1003.		12/5/2017: Cleared - Received required doc	Years in Field Borrower has 24 years in same field.
300665243	6a70b66e-2032-411a-ba35-0fb4e1fdac17	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B(w)	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure for Lender and Broker.		11/07/2017: This finding is deemed non-material and rated a B	Years in Field Borrower has 24 years in same field.
300665243	4b5d819d-97c5-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Loan does not meet criteria for Temporary Qualified Mortgage	Lender's guidelines require 2 months' bank statements or verification of deposit covering a two-month period. The loan file is missing May’s bank statements for the 4th account listed on the 1003.		12/5/2017: Cleared - Received required doc	Years in Field Borrower has 24 years in same field.
300665243	0cbe6404-f8c3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.
																11/17/2017: Cleared / Material = Grade A - Received tracker disclosure showing CD viewed XX/XX/XXXX	Years in Field Borrower has 24 years in same field.
300665243	5ee10b66-f8c3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The funding CD is missing from the loan file.		11/17/2017: Cleared / Material = Grade A - Funding CD dated XX/XX/XXXX received	Years in Field Borrower has 24 years in same field.
300665243	19883d50-412c-440d-b3f4-a5ad87b1772a	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	B	A	A	A	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure Indicates the Estimated Taxes, Insurance and Assessments as $XXXX.XX a month vs. the calculated value of $XXXX.XX a month. The lender used the incorrect amount of $XXX.XX for the HOA vs. the actual amount of $XXX.XX. Provide re-disclosed CD and letter of explanation.
																11/17/2017: Cleared Post Closing exception grade a B for Fitch and A for all other agencies.11/16/2017: Non-material per SFIG guidance. Loan will be graded B for all agencies	Years in Field Borrower has 24 years in same field.
300665243	8096068d-f8c3-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Rescind	A	A	A	A	A	Compliance	Closing Disclosure document error	Section F. Prepaids section of the final Closing Disclosure lists Homeowners Association Dues. Homeowners Association Dues belong in Section H. Provide re-disclosed CD and letter of explanation.		11/16/2017: Prepaid HOA acceptable in Sec F	Years in Field Borrower has 24 years in same field.
300665243	1cfa6b03-0cc0-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	B	B	B	B	B	Property	570 - Review Appraisal Missing	Third party valuation tool missing from file, due diligence firm will order.		11/17/2017: Cleared	Years in Field Borrower has 24 years in same field.
300665243	9aa986a9-eebf-e711-8f48-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	Property is Disaster Area - Property located in a FEMA declared disaster area. Inspection post incident date was not provided.	Property located in a FEMA declared disaster area. Inspection post incident date not provided.		11/20/2017 - FEMA report cleared	Years in Field Borrower has 24 years in same field.